UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund:    BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

    55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 04/30/2013

Item 1 – Report to Stockholders

APRIL 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Liquidity Funds

„   Federal Trust Fund

„   FedFund

„   TempCash

„   TempFund

„   T-Fund

„   Treasury Trust Fund

„   MuniCash

„   MuniFund

„   California Money Fund

„   New York Money Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Dear Shareholder

About this time one year ago, financial market activity was dominated by concerns about Europe’s debt crisis. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced its sovereign bond-buying program designed to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors became more concerned about the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although decisions relating to spending cuts and the debt ceiling were postponed, leaving lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction of yields).

However, bond markets regained strength in February (as yields once again dropped) when global economic momentum slowed and investors toned down their risk appetite. International stock markets weakened amid a resurgence of macro risk out of Europe. A stalemate presidential election in Italy was a reminder that political instability continued to plague the eurozone and a severe banking crisis in Cyprus underscored the fragility of the broader European banking system. In the United States, stocks continued to rise, but at a more moderate pace. Investors grew more cautious given uncertainty as to how long the central bank would continue its stimulus programs. How government spending cuts would impact the already slow economic recovery was another concern. But improving labor market data and rising home prices boosted sentiment in March, pushing major US stock indices to all-time highs. Investors scaled back their enthusiasm in April due to a series of disappointing economic reports. On the whole, US stocks have performed well thus far in 2013 as the US economy demonstrated enough resilience to allay fears of recession, but growth has remained slow enough to dissuade the US Federal Reserve from changing its stance.

Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment. For the 6- and 12-month periods ended April 30, 2013, US and international stocks and high yield bonds posted strong gains. Emerging market equities lagged the rally as the uneven pace of global growth raised doubts that developing economies could thrive in the near term. US Treasury yields were highly volatile over the past 12 months, although they continue to remain low from a historical perspective. US Treasury and investment-grade bonds generated modest returns in this environment, while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Market conditions have improved over the past couple of years, but investors still remain highly uncertain and many of the old ways of investing no longer work. That’s why the new world of investing calls for a new approach. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. Visit www.blackrockplan.com to learn more about how to take action.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	14.42%	16.89%
US small cap equities (Russell 2000® Index)	16.58	17.69
International equities (MSCI Europe, Australasia, Far East Index)	16.90	19.39
Emerging market equities (MSCI Emerging Markets Index)	5.29	3.97
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	1.52	5.07
US investment grade bonds (Barclays US Aggregate Bond Index)	0.90	3.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.01	5.74
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.26	13.95

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 6-month period ended April 30, 2013

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the 6-month reporting period ended April 30, 2013. Sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulus measures in recent years. Following their decision to purchase approximately $40 billion per month of agency mortgage-backed securities in September 2012, the FOMC announced a plan in December to purchase long-term US Treasury bonds at a rate of $45 billion per month. US policymakers have committed to maintaining accommodative measures, including the aforementioned asset purchase programs and holding the federal funds rate at an exceptionally low level, until the US labor market exhibits substantial improvement (subject to continued price stability). The US unemployment rate has declined by 0.3% (from 7.8% to 7.5%) in the 6 months ended April 30, 2013, although the actual strength of the labor market recovery remains questionable given the mix of jobs created and the sheer number of newly created jobs at this point in the recovery. Over the past four years, the FOMC’s stimulus programs have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $3.3 trillion.

In Europe, policymakers have long been working to contain spiraling sovereign funding costs in certain debt-stressed countries while contending with a broader, secular decline in economic growth across the region. Finance regulators have urged European commercial banks to shrink their balance sheets and increase capital while the European Central Bank (“ECB”) provided virtually unlimited access to loans through its long-term refinancing operations to help bridge any gaps in liquidity. Additionally, the ECB has held its deposit rate at zero since July 2012 in order to encourage banks to lend. In March of 2013, a severe banking crisis led to drastic measures in Cyprus. To the surprise of many, European leaders and Cypriot officials agreed upon a plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. While the reaction in financial markets was short-lived, critics contend the move sets a dangerous precedent at a decisive time for the region.

London Interbank Offered Rates (“LIBOR”) notched lower over the 6 months due in large part to central bank liquidity measures, with three-month LIBOR decreasing 0.04% to close at 0.27% as of April 30, 2013. Yields on 3-month US Treasury bills were lower by 0.06% to close the period at 0.05% after higher tax receipts in 2012, among other things, led to diminished borrowing needs from the US Treasury.

The Federal Deposit Insurance Corporation’s temporary Transaction Account Guarantee (“TAG”) program, which had provided unlimited insurance for non-interest-bearing transaction accounts, expired on December 31, 2012. The level of disintermediation (withdrawals) of uninsured deposits from bank deposit accounts into short-term US Treasury securities and money market mutual funds prior to expiration of the TAG program fell short of expectations. To the extent that sizable cash flows into Treasuries combine with reduced supply moving forward, this may present downward pressure on short-term rates.

In the short-term tax-exempt market, the impact of the FOMC’s ongoing near-zero interest rate policy continued to be evident in variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. During the 6-month period ended April 30, 2013, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.14%, while ranging between a high of 0.23% and a low of 0.08%. While the FOMC continued its low-rate policy, a reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers put additional pressure on yields. As of period end, total outstanding supply of VRDN securities was approximately $270 billion, down 45% from its mid-2008 peak. New VRDN security issuance remained minimal as issuers continued to take advantage of low interest rates by issuing debt instruments with longer maturities. The muted VRDN new issuance activity during the period consisted mostly of re-issuance for the purpose of substituting the bank underlying the issue’s credit enhancement. This trend was driven largely by uncertainty stemming from Europe’s financial problems and rating agency downgrades across the banking sector.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained unchanged in 2012 from the diminished level seen in 2011 (approximately $60 billion). This level of issuance, however, is anticipated to decline in the coming year to the extent that state tax revenues improve. Municipal notes generally offer an opportunity for investors to lock in a yield that is more stable than VRDN yields for a longer period of time. Investor demand for municipal notes increased over the period as the FOMC held short-term rates steady and the outstanding supply of VRDN securities declined. The municipal yield curve continued to be extremely flat and credit spreads tightened as investors pursued higher yielding issues. The yield on one-year municipal notes remained close to the 0.20% level throughout the period, representing only a nominal premium for the extension risk over VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Fund Information as of April 30, 2013

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	64%
U.S. Treasury Obligations	37
Liabilities in Excess of Other Assets	(1)

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	51%
Repurchase Agreements	43
U.S. Treasury Obligations	7
Liabilities in Excess of Other Assets	(1)

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.11%	0.11%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	34%
Repurchase Agreements	19
Commercial Paper	18
U.S. Treasury Obligations	14
Municipal Bonds	7
Corporate Notes	3
U.S. Government Sponsored Agency Obligations	2
Closed-End Investment Companies	1
Other Assets Less Liabilities	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	5

Fund Information (continued) as of April 30, 2013

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.08%	0.08%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	41%
Commercial Paper	17
U.S. Treasury Obligations	14
Time Deposits	11
Repurchase Agreements	9
Municipal Bonds	7
Corporate Notes	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	65%
U.S. Treasury Obligations	37
Liabilities in Excess of Other Assets	(2)

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	101%
Liabilities in Excess of Other Assets	(1)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Fund Information (continued) as of April 30, 2013

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.11%	0.11%
Dollar	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Municipal Bonds	17
Commercial Paper	11
Municipal Put Bonds	1

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.07%	0.07%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Municipal Bonds	19
Commercial Paper	7
Municipal Put Bonds	3

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.03%
Dollar	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	65%
Municipal Bonds	19
Commercial Paper	8
Municipal Put Bonds	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	7

Fund Information (concluded) as of April 30, 2013

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.06%	0.06%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	82%
Municipal Bonds	18

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) traditional expenses, such as sales charges; and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on November 1, 2012 and held through April 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.64	$1,000.00	$1,024.15	$0.65	0.13%
Dollar	$1,000.00	$1,000.10	$0.64	$1,000.00	$1,024.15	$0.65	0.13%
Administration	$1,000.00	$1,000.10	$0.64	$1,000.00	$1,024.15	$0.65	0.13%

FedFund
Institutional	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Cash Management	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Cash Reserve	$1,000.00	$1,000.10	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Administration	$1,000.00	$1,000.10	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Select	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Private Client	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Premier	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%

TempCash
Institutional	$1,000.00	$1,000.70	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.20	$1.44	$1,000.00	$1,023.36	$1.45	0.29%

TempFund
Institutional	$1,000.00	$1,000.60	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.10	$1.39	$1,000.00	$1,023.41	$1.40	0.28%
Cash Management	$1,000.00	$1,000.10	$1.39	$1,000.00	$1,023.41	$1.40	0.28%
Cash Reserve	$1,000.00	$1,000.10	$1.39	$1,000.00	$1,023.41	$1.40	0.28%
Administration	$1,000.00	$1,000.10	$1.34	$1,000.00	$1,023.46	$1.35	0.27%
Select	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%
Private Client	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%
Premier	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	9

Expense Example (concluded)
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Dollar	$1,000.00	$1,000.10	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Cash Management	$1,000.00	$1,000.10	$0.74	$1,000.00	$1,024.05	$0.75	0.15%
Administration	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Select	$1,000.00	$1,000.10	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Premier	$1,000.00	$1,000.10	$0.64	$1,000.00	$1,024.15	$0.65	0.13%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Dollar	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Cash Management	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Administration	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

MuniCash
Institutional	$1,000.00	$1,000.30	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,000.00	$1.24	$1,000.00	$1,023.55	$1.25	0.25%

MuniFund
Institutional	$1,000.00	$1,000.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Cash Management	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Administration	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Select	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Private Client	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Premier	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%

California Money Fund
Institutional	$1,000.00	$1,000.10	$0.74	$1,000.00	$1,024.05	$0.75	0.15%
Dollar	$1,000.00	$1,000.00	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Administration	$1,000.00	$1,000.00	$0.74	$1,000.00	$1,024.05	$0.75	0.15%
Select	$1,000.00	$1,000.00	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Private Client	$1,000.00	$1,000.00	$0.74	$1,000.00	$1,024.05	$0.75	0.15%
Premier	$1,000.00	$1,000.00	$0.74	$1,000.00	$1,024.05	$0.75	0.15%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Cash Management	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Administration	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Select	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Private Client	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Premier	$1,000.00	$1,000.00	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds, 0.35%, 10/03/13	$1,115	$1,115,744
Federal Farm Credit Bank Discount Notes: (a)
0.22%, 7/05/13	5,000	4,998,014
0.08%, 7/30/13	18,000	17,996,400
0.13%, 1/06/14	3,000	2,997,292
Federal Farm Credit Bank Variable Rate Notes: (b)
0.21%, 6/12/13	2,000	2,000,083
0.12%, 6/18/13	4,000	4,000,000
0.26%, 6/26/13	3,000	3,000,405
0.17%, 9/16/13	5,000	5,000,982
0.16%, 11/08/13	4,000	3,999,791
0.33%, 11/27/13	3,000	3,000,000
0.15%, 3/07/14	5,000	4,999,608
0.16%, 5/09/14	2,000	1,999,697
Federal Home Loan Bank Bonds:
0.22%, 5/17/13	2,000	1,999,980
0.24%, 5/21/13	4,000	3,999,969
0.16%, 5/23/13	5,000	4,999,967
0.14%, 8/28/13	2,500	2,499,816
0.18%, 3/05/14	1,500	1,499,777
0.18%, 3/06/14	2,000	1,999,870
Federal Home Loan Bank Discount Notes: (a)
0.17%, 5/03/13	5,000	4,999,954
0.13%, 5/17/13	7,000	6,999,588
0.14%, 7/05/13	10,000	9,997,517
0.10%, 10/30/13	3,000	2,998,483
Federal Home Loan Bank Variable Rate Notes: (b)
0.14%, 7/25/13	10,000	10,000,000
0.10%, 1/27/14	4,000	3,997,552
0.16%, 2/28/14	5,000	4,999,386
0.17%, 3/06/14	5,000	4,999,585

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.17%, 6/26/14	$1,500	$1,500,052
0.15%, 7/02/14	2,000	1,999,286
Tennessee Valley Authority Discount Notes: (a)
0.10%, 5/09/13	12,582	12,581,720
0.10%, 6/13/13	21,000	20,997,617
0.09%, 7/11/13	14,000	13,997,570
Total U.S. Government Sponsored Agency Obligations — 64.2%		172,175,705

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.02%, 5/02/13	17,328	17,327,990
0.04%, 5/09/13	10,489	10,488,910
0.07%, 5/09/13	9,100	9,099,869
0.05%, 5/23/13	6,000	5,999,835
0.12%, 5/23/13	8,349	8,348,409
0.15%, 5/30/13	5,800	5,799,323
0.12%, 6/27/13	5,000	4,999,030
0.06%, 7/05/13	5,661	5,660,377
0.05%, 7/18/13	3,000	2,999,672
0.06%, 7/18/13	7,600	7,599,053
0.12%, 8/15/13	15,000	14,994,700
U.S. Treasury Notes:
0.50%, 11/15/13	2,600	2,604,262
1.00%, 1/15/14	3,000	3,017,077
Total U.S. Treasury Obligations — 36.9%		98,938,507
Total Investments (Cost $271,114,212*) — 101.1%		271,114,212
Liabilities in Excess of Other Assets — (1.1)%		(2,980,456)

Net Assets — 100.0%		$268,133,756

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development	PSF-GTD	Permanent School	SPEARS	Short Puttable Exempt
AMT	Alternative Minimum Tax		Revenue Bonds		Fund Guaranteed		Adjustable Receipts
	(subject to)	ISD	Independent School District	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
BAN	Bond Anticipation Notes	LOC	Letter of Credit	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
CalSTRS	California State Teachers’	MB	Municipal Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
	Retirement System	MERLOTS	Municipal Exempt Receipts	RIB	Residual Interest Bond	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation		Liquidity Optional Tenders	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	PCRB	Pollution Control	SBPA	Stand-by Bond
IDA	Industrial Development Authority		Revenue Bonds		Purchase Agreement

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	11

Schedule of Investments (concluded)	Federal Trust Fund

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$271,114,212	—	$271,114,212

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $158 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.16%, 5/22/13	$180,000	$179,983,200
0.11%, 6/05/13	100,000	99,988,917
0.15%, 6/12/13	150,000	149,974,275
0.10%, 7/01/13	100,000	99,983,056
0.11%, 7/01/13	175,000	174,967,382
0.14%, 7/03/13	107,050	107,023,773
0.12%, 7/17/13	35,000	34,990,942
0.08%, 8/19/13	180,000	179,956,000
0.15%, 9/03/13	90,000	89,953,125
0.16%, 10/25/13	150,000	149,882,000
Fannie Mae Variable Rate Notes: (b)
0.20%, 5/17/13	20,000	19,999,730
0.17%, 11/08/13	128,500	128,479,620
0.17%, 2/27/15	97,500	97,455,198
Federal Farm Credit Bank Discount Notes: (a)
0.22%, 7/03/13	50,000	49,980,750
0.22%, 7/05/13	65,000	64,974,181
0.13%, 1/06/14	30,000	29,972,917
Federal Farm Credit Bank Variable Rate Notes: (b)
0.12%, 6/18/13	90,000	90,000,000
0.33%, 11/27/13	52,000	52,000,000
0.13%, 1/21/14	87,000	86,977,895
0.15%, 3/07/14	200,000	199,984,314
0.15%, 5/05/14	50,000	49,989,606
0.16%, 5/09/14	148,000	147,977,586
0.23%, 9/29/14	61,875	61,908,194
Federal Home Loan Bank Bonds:
0.22%, 5/17/13	40,000	39,999,593
0.24%, 5/21/13	96,000	95,999,257
0.16%, 5/23/13	71,250	71,249,524
0.23%, 5/29/13	50,000	49,999,108
0.23%, 6/04/13	100,000	99,998,696
0.25%, 7/02/13	55,000	54,998,190
0.11%, 7/16/13	50,000	49,997,271
0.24%, 8/09/13	25,500	25,504,034
0.14%, 8/28/13	175,000	174,987,114
0.23%, 8/28/13	23,910	23,909,766
0.50%, 8/28/13	21,750	21,770,751
0.14%, 9/05/13	40,000	39,999,525
0.17%, 12/24/13	95,500	95,485,934
0.18%, 1/02/14	90,000	89,992,374
0.12%, 1/30/14	42,750	42,746,039
0.18%, 3/05/14	68,000	67,989,907
0.18%, 3/06/14	71,000	70,995,375
0.13%, 4/11/14	65,000	64,975,628
Federal Home Loan Bank Discount Notes: (a)
0.17%, 5/03/13	149,750	149,748,627
0.17%, 5/08/13	67,000	66,997,785
0.21%, 5/28/13	87,000	86,986,298
0.16%, 6/05/13	7,000	6,998,911
0.14%, 7/05/13	40,000	39,989,889
0.22%, 7/11/13	70,000	69,969,628
0.11%, 9/26/13	42,000	41,981,007
0.10%, 10/30/13	85,000	84,957,028
Federal Home Loan Bank Variable Rate Notes: (b)
0.14%, 7/25/13	100,000	100,000,000
0.10%, 1/27/14	83,000	82,949,214
0.16%, 2/25/14	50,000	49,987,536
0.16%, 2/28/14	198,000	197,975,681
0.17%, 3/06/14	180,000	179,985,074

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.17%, 6/17/14	$100,000	$99,976,991
0.17%, 6/26/14	163,500	163,505,631
0.15%, 7/02/14	98,000	97,965,001
Freddie Mac Bonds, 0.38%, 10/30/13	25,000	25,028,164
Freddie Mac Discount Notes: (a)
0.15%, 6/10/13	135,000	134,977,500
0.14%, 6/24/13	125,000	124,973,938
0.13%, 7/08/13	100,000	99,975,441
0.14%, 7/09/13	200,000	199,946,333
0.13%, 8/01/13	235,000	234,921,925
0.11%, 10/15/13	114,858	114,800,782
0.18%, 2/24/14	44,000	43,934,220
Freddie Mac Variable Rate Notes: (b)
0.15%, 6/03/13	180,000	179,996,969
0.36%, 9/03/13	170,000	169,988,253
0.14%, 9/13/13	130,000	129,970,854
0.17%, 11/04/13	9,000	8,999,807
Total U.S. Government Sponsored Agency Obligations — 51.2%		6,514,489,234

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.12%, 6/27/13	100,000	99,980,604
0.20%, 8/22/13	66,000	65,959,603
U.S. Treasury Notes:
0.50%, 11/15/13	155,900	156,155,203
0.75%, 12/15/13	90,000	90,300,972
0.25%, 1/31/14	150,250	150,323,532
1.25%, 2/15/14	52,000	52,442,936
0.25%, 2/28/14	164,700	164,806,001
0.25%, 4/30/14	113,500	113,599,352
Total U.S. Treasury Obligations — 7.0%		893,568,203

Repurchase Agreements
Barclays Capital, Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $200,000,833, collateralized by U.S. Treasury Note, 0.25% due at 3/31/15, $203,800,800 and $204,000,135, respectively)	200,000	200,000,000
Barclays Capital, Inc., 0.09%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $259,704,545, collateralized by various U.S. government sponsored agency obligations, 0.00% to 2.65% due from 5/05/13 to 3/14/28, aggregate par and fair value of $263,519,000 and $264,894,144, respectively)	259,700	259,700,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	13

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.18%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $214,001,070, collateralized by various U.S. government sponsored agency obligations, 2.50% to 5.00% due from 9/01/27 to 5/01/43, aggregate par and fair value of $294,290,502 and $220,420,001, respectively)	$214,000	$214,000,000
Citigroup Global Markets, Inc., 0.10%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $216,104,202, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.75% due from 11/01/20 to 2/15/48, aggregate par and fair value of $290,604,069 and $222,062,889, respectively)	216,100	216,100,000
Deutsche Bank Securities Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $100,000,389, collateralized by various U.S. Treasury obligations, 0.00% to 0.38% due from 5/16/13 to 3/15/16, aggregate par and fair value of $101,778,900 and $102,000,084, respectively)	100,000	100,000,000
Deutsche Bank Securities Inc., 0.16%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $949,004,218, collateralized by U.S. Treasury Note, aggregate par and fair value of 0.25% due at 3/31/15, $4,254,525,862 and $1,019,725,043, respectively)	949,000	949,000,000
Deutsche Bank Securities Inc., 0.11%, 5/06/13 (Purchased on 4/29/13 to be repurchased at $305,106,526, collateralized by various U.S. government sponsored agency obligations, 2.50% to 7.00% due from 5/01/28 to 5/01/43, aggregate par and fair value of $546,177,395 and $315,820,809, respectively)	305,100	305,100,000
Deutsche Bank Securities Inc., 0.14%, 5/07/13 (c) (Purchased on 4/09/13 to be repurchased at $261,092,365, collateralized by various U.S. government sponsored agency obligations, 0.00% to 83.20% due from 5/16/23 to 3/20/62, aggregate par and fair value of $3,759,473,119 and $282,623,840, respectively)	261,000	261,000,000
Deutsche Bank Securities Inc., 0.14%, 5/07/13 (c) (Purchased on 4/15/13 to be repurchased at $258,491,445, collateralized by various U.S. government sponsored agency obligations, 0.00% to 32.00% due from 11/25/32 to 4/01/43, aggregate par and fair value of $931,706,455 and $273,074,130, respectively)	258,400	258,400,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.10%, 5/01/13 (Purchased on 4/24/13 to be repurchased at $362,107,041, collateralized by various U.S. government sponsored agency obligations, 5.45% to 6.45% due from 6/25/27 to 4/25/43, aggregate par and fair value of $1,866,266,055 and $387,447,000, respectively)	$362,100	$362,100,000
Goldman Sachs & Co., 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $215,001,015, collateralized by various U.S. government sponsored agency obligations, 0.76% to 9.00% due from 10/15/19 to 12/25/42, aggregate par and fair value of $2,665,746,691 and $238,650,000, respectively)	215,000	215,000,000
Goldman Sachs & Co., 0.18%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $216,407,574, collateralized by U.S. Treasury Note, 0.00% to 6.00% due from 9/25/22 to 8/25/42, aggregate par and fair value of $2,342,732,894 and $231,373,884, respectively)	216,400	216,400,000
Goldman Sachs & Co., 0.12%, 5/07/13 (Purchased on 4/30/13 to be repurchased at $391,709,140, collateralized by various U.S. government sponsored agency obligations, 0.00% to 21.93% due from 1/25/19 to 10/15/49, aggregate par and fair value of $6,518,638,255 and $419,119,000, respectively)	391,700	391,700,000
HSBC Securities (USA) Inc., 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $343,001,620, collateralized by various U.S. government sponsored agency obligations, 2.25% to 5.57% due from 6/15/33 to 4/15/54, aggregate par and fair value of $331,312,643 and $349,863,980, respectively)	343,000	343,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $216,114,840, collateralized by U.S. Treasury Note, 0.25% due at 11/30/14, par and fair value of $220,001,800 and $220,436,323, respectively)	216,114	216,114,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $171,000,808, collateralized by various U.S. government sponsored agency obligations, 4.20% to 6.45% due from 6/25/38 to 3/15/43, aggregate par and fair value of $1,363,187,111 and $182,970,000, respectively)	171,000	171,000,000

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, 5/06/13 (Purchased on 4/29/13 to be repurchased at $217,904,661, collateralized by various U.S. government sponsored agency obligations, 4.60% to 6.56% due from 8/20/35 to 3/25/43, aggregate par and fair value of $1,912,651,708 and $233,153,000, respectively)	$217,900	$217,900,000
Morgan Stanley & Co. LLC, 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $215,001,015, collateralized by various U.S. government sponsored agency obligations, 2.24% to 3.19% due from 3/01/41 to 2/01/43, aggregate par and fair value of $254,940,066 and $221,450,000, respectively)	215,000	215,000,000
PNC Bank N.A., 0.17%, 5/01/13 (d) (Purchased on 4/30/13 to be repurchased at $23,900,113, collateralized by Fannie Mae Bond, 2.00% due at 4/01/28, par and fair value of $70,000,000 and $71,820,700, respectively)	23,900	23,900,000

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $50,000,194, collateralized by U.S. Treasury Note, 0.25% due at 4/15/16, par and fair value of $51,095,000 and $51,004,689, respectively)	$50,000	$50,000,000
RBS Securities Inc., 0.18%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $212,001,060, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 6/21/13 to 7/24/13, aggregate par and fair value of $218,375,000 and $218,361,283, respectively)	212,000	212,000,000
Total Repurchase Agreements — 42.5%		5,397,414,000
Total Investments (Cost $12,805,471,437*) — 100.7%		12,805,471,437
Liabilities in Excess of Other Assets — (0.7)%		(84,666,333)

Net Assets — 100.0%		$12,720,805,104

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2012	Net Activity (Par)	Par at April 30, 2013	Income
PNC Bank N.A.	$15,800,000	$8,100,000	$23,900,000	$21,967

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	15

Schedule of Investments (concluded)	FedFund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$12,805,471,437	—	$12,805,471,437

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $48 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.3%
National Australia Bank Ltd., London, 0.30%, 10/21/13 (a)	$32,000	$32,000,000
Yankee (b) — 32.4%
Bank of Montreal, Chicago, 0.34%, 1/10/14 (a)	22,000	22,000,000
Bank of Nova Scotia, Houston:
0.31%, 6/17/13 (a)	23,000	23,000,000
0.33%, 10/16/13 (a)	25,000	24,999,126
0.26%, 11/26/13 (a)	30,000	30,000,000
0.33%, 1/02/14 (a)	25,000	25,000,000
BNP Paribas S.A., New York, 0.42%, 9/05/13 (a)	35,000	35,000,000
Canadian Imperial Bank of Commerce, New York:
0.35%, 9/25/13 (a)	30,000	30,000,000
0.33%, 1/08/14 (a)	38,000	38,000,000
0.34%, 1/17/14 (a)	27,500	27,500,000
0.32%, 2/04/14 (a)	25,000	25,000,000
Credit Industriel Et Commercial, New York:
0.30%, 6/04/13	75,000	75,000,000
0.30%, 6/05/13	24,000	24,000,000
Credit Suisse Group A.G., New York:
0.28%, 6/06/13	25,000	25,000,000
0.28%, 9/13/13	75,000	75,000,000
Deutsche Bank A.G., New York, 0.30%, 5/28/13	35,000	35,000,000
DnB NOR Bank ASA, New York, 0.28%, 7/19/13	52,000	52,000,000
Nordea Bank Finland Plc, New York, 0.28%, 7/17/13	10,800	10,799,886
Rabobank Nederland N.V., New York:
0.40%, 10/29/13 (a)	500	500,000
0.41%, 1/08/14	34,000	34,000,000
0.39%, 1/17/14	35,000	35,000,000
Societe Generale, New York:
0.31%, 5/02/13	27,000	27,000,000
0.30%, 6/03/13	61,500	61,500,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.24%, 8/05/13	50,000	50,000,000
Svenska Handelsbanken, Inc., New York, 0.26%, 7/12/13	25,000	25,000,250
Toronto Dominion Bank, New York, 0.30%, 7/23/13	30,000	30,000,000
Total Certificates of Deposit — 33.7%		872,299,262

Commercial Paper
Antalis US Funding Corp., 0.35%, 5/03/13 (c)	11,900	11,899,769
ANZ New Zealand International Ltd., 0.32%, 4/17/14 (a)(d)	42,000	42,000,000
Australia and New Zealand Banking Group Ltd., 0.35%, 1/17/14 (a)	26,500	26,500,000
Barton Capital LLC, 0.28%, 6/07/13 (c)	45,000	44,987,050
BNP Paribas Finance, Inc.:
0.33%, 5/06/13 (c)	17,000	16,999,221
0.31%, 5/08/13 (c)	19,000	18,998,855
0.40%, 9/09/13 (c)	34,500	34,450,411

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia:
0.34%, 11/08/13 (a)	$18,000	$17,999,040
0.30%, 4/04/14 (a)	25,000	25,000,000
DnB NOR Bank ASA, 0.28%, 9/17/13 (c)	40,000	39,956,755
Erste Abwicklungsanstalt:
0.43%, 6/18/13 (c)	50,000	49,971,333
0.40%, 6/24/13 (c)	16,000	15,990,400
ING US Funding LLC, 0.37%, 6/06/13 (c)	17,500	17,493,612
Nordea North America, Inc.:
0.28%, 7/15/13 (c)	10,800	10,793,700
0.28%, 7/16/13 (c)	10,800	10,793,618
Svenska Handelsbanken, Inc., 0.28%, 7/23/13 (c)	14,000	13,990,962
Westpac Banking Corp., 0.35%, 1/24/14 (a)	63,000	63,000,000
Total Commercial Paper — 17.8%		460,824,726

Corporate Notes
HSBC Bank Plc, 1.63%, 8/12/13 (d)	28,880	28,981,006
National Australia Bank Ltd.:
5.35%, 6/12/13 (d)	36,105	36,303,844
0.89%, 11/12/13 (a)(d)	25,000	25,080,769
Total Corporate Notes — 3.5%		90,365,619

Municipal Bonds
California State Department of Water Resources RB Municipal Trust Receipts Floaters Series 2008-2705 VRDN (Credit Suisse A.G. Liquidity Facility), 0.22%, 5/07/13 (d)(e)(f)	12,605	12,605,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.20%, 5/07/13 (f)	11,200	11,200,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 5/07/13 (f)	19,660	19,660,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.22%, 5/07/13 (f)	57,000	57,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Floaters Series 2009-3129 VRDN (Credit Suisse A.G. Liquidity Facility), 0.22%, 5/07/13 (d)(e)(f)	14,740	14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Liquidity Facility, Fannie Mae Guaranty), 0.23%, 5/07/13 (f)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.17%, 5/07/13 (f)	17,000	17,000,000
Washington GO Municipal Trust Receipts Floaters Series 2009-3045 VRDN (Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (d)(e)(f)	12,505	12,505,000
Total Municipal Bonds — 6.9%		178,240,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	17

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (d)(f)	Par (000)	Value
California — 0.2%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 5/07/13	$5,000	$5,000,000
Multi-State — 0.3%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.32%, 5/07/13	6,900	6,900,000
New York — 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 5/07/13	8,700	8,700,000
Total Closed-End Investment Companies — 0.8%		20,600,000

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes, 0.15%, 6/12/13 (c)	25,000	24,995,625
Federal Home Loan Bank Variable Rate Notes, 0.22%, 12/04/13 (a)	25,000	24,995,486
Total U.S. Government Sponsored Agency Obligations — 1.9%		49,991,111

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.15%, 6/27/13	100,000	99,976,052
0.16%, 6/27/13	40,000	39,990,183
0.12%, 8/15/13	50,000	49,982,701
0.10%, 2/06/14	25,000	24,980,876
0.10%, 3/06/14	15,000	14,987,125
U.S. Treasury Notes:
0.50%, 5/31/13	50,000	50,013,197
2.00%, 11/30/13	10,000	10,105,980
0.25%, 2/28/14	45,000	45,032,351
1.88%, 2/28/14	5,000	5,071,980
0.25%, 4/30/14	25,000	25,025,607
Total U.S. Treasury Obligations — 14.1%		365,166,052

Repurchase Agreements
Barclays Capital, Inc., 0.40%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $70,000,778, collateralized by various municipal bond obligations, 0.00% to 6.91% due from 7/01/19 to 10/01/50, aggregate par and fair value of $69,642,860 and $74,900,001, respectively)	70,000	70,000,000
Citigroup Global Markets, Inc., 0.65%, 6/04/13 (f) (Purchased on 12/23/2011 to be repurchased at $59,058,756, collateralized by various corporate/debt obligations, 0.00% to 6.25% due from 6/23/17 to 3/10/46, aggregate par and fair value of $108,666,166 and $62,595,001, respectively)	58,500	58,500,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.40%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $50,000,556, collateralized by various corporate/debt obligations, 0.00% to 7.45% due from 10/15/14 to 11/20/57, aggregate par and fair value of $166,121,880 and $53,500,000, respectively)	$50,000	$50,000,000
Credit Suisse Securities (USA) LLC, 0.70%, 6/04/13 (f) (Purchased on 5/07/12 to be repurchased at $20,152,833, collateralized by various corporate/debt obligations, 0.00% to 5.91% due from 6/11/17 to 3/12/51, aggregate par and fair value of $124,640,794 and $22,916,968, respectively)	20,000	20,000,000
Deutsche Bank Securities Inc., 0.40%, 5/07/13 (g) (Purchased on 2/01/13 to be repurchased at $16,016,889, collateralized by various corporate/debt obligations, 0.00% to 9.75% due from 1/15/17 to 3/14/51, aggregate par and fair value of $25,438,671 and $18,117,767, respectively)	16,000	16,000,000
Deutsche Bank Securities Inc., 0.40%, 5/07/13 (g) (Purchased on 2/08/13 to be repurchased at $30,030,000, collateralized by various corporate/debt obligations, 0.00% to 7.29% due from 8/15/14 to 3/14/51, aggregate par and fair value of $87,717,533 and $35,363,700, respectively)	30,000	30,000,000
Deutsche Bank Securities Inc., 0.40%, 5/07/13 (g) (Purchased on 2/14/13 to be repurchased at $11,011,000, collateralized by various corporate/debt obligations, 0.00% to 6.50% due from 11/05/19 to 3/14/51, aggregate par and fair value of $32,882,583 and $12,587,679, respectively)	11,000	11,000,000
Deutsche Bank Securities Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at 107,000,446, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 7/24/13 to 10/25/13, aggregate par and fair value of $109,181,000 and $109,140,886, respectively)	107,000	107,000,000
JPMorgan Securities LLC, 0.40%, 6/14/13 (f) (Purchased on 3/15/13 to be repurchased at $15,015,167, collateralized by various corporate/debt obligations, 0.42% to 8.13% due from 1/30/14 to 12/01/41, aggregate par and fair value of $15,149,870 and $15,808,458, respectively)	15,000	15,000,000
JPMorgan Securities LLC, 0.60%, 6/17/13 (Purchased on 3/19/13 to be repurchased at $11,016,500, collateralized by various corporate/debt obligations, 0.00% to 5.36% due from 7/15/19 to 5/25/48, aggregate par and fair value of $99,395,539 and $13,751,143, respectively)	11,000	11,000,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.33%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $100,000,917, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 6/15/13 to 10/01/99, aggregate par and fair value of $124,064,765 and $119,565,238, respectively)	$100,000	$100,000,000
Total Repurchase Agreements — 18.8%		488,500,000

Value
Total Investments (Cost $2,525,986,770*) — 97.5%	$2,525,986,770
Other Assets Less Liabilities — 2.5%	65,991,965

Net Assets — 100.0%	$2,591,978,735

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,525,986,770	—	$2,525,986,770

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $665,417 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	19

Schedule of Investments April 30, 2013 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.0%
National Australia Bank Ltd., London, 0.30%, 10/21/13 (a)	$509,000	$509,000,000
Yankee (b) — 39.8%
Bank of Montreal, Chicago:
0.20%, 6/05/13	250,000	250,000,000
0.42%, 7/17/13 (a)	361,000	361,000,000
0.19%, 7/19/13	180,000	180,000,000
0.37%, 10/11/13 (a)	200,000	200,000,000
0.34%, 1/10/14 (a)	300,000	300,000,000
Bank of Nova Scotia, Houston:
0.31%, 6/17/13 (a)	350,000	350,000,000
0.26%, 11/26/13 (a)	381,000	381,000,000
0.26%, 12/16/13 (a)	569,000	569,000,000
0.33%, 1/02/14 (a)	201,000	201,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.16%, 5/06/13	350,000	350,000,000
Canadian Imperial Bank of Commerce, New York:
0.35%, 9/25/13 (a)	479,000	479,000,000
0.34%, 1/17/14 (a)	362,500	362,500,000
Credit Agricole CIB, New York, 0.23%, 6/03/13	400,000	400,000,000
Credit Industriel Et Commercial, New York:
0.30%, 6/04/13	340,000	340,000,000
0.30%, 6/05/13	10,000	10,000,000
Credit Suisse Group A.G., New York:
0.28%, 6/06/13	300,000	300,000,000
0.28%, 9/13/13	350,000	350,000,000
0.28%, 10/10/13 (a)	300,000	300,000,000
0.29%, 10/10/13	300,000	300,000,000
Deutsche Bank A.G., New York, 0.24%, 6/27/13	250,000	250,000,000
DnB NOR Bank ASA, New York:
0.28%, 7/19/13	150,000	150,000,000
0.27%, 10/03/13	464,000	464,000,000
Mitsubishi UFJ Trust and Banking Corp., New York:
0.35%, 5/17/13	300,000	300,000,000
0.29%, 8/19/13	240,000	240,021,910
0.29%, 8/20/13	265,000	265,000,000
Mizuho Corporate Bank Ltd., New York:
0.24%, 6/06/13	27,000	27,000,000
0.23%, 7/15/13	300,000	300,000,000
0.23%, 7/17/13	100,000	100,000,000
0.23%, 7/19/13	300,000	300,000,000
National Australia Bank Ltd., New York, 0.47%, 5/03/13 (a)	512,500	512,500,000
Nordea Bank Finland Plc, New York, 0.28%, 7/17/13	145,130	145,128,465
Norinchukin Bank, New York, 0.15%, 5/01/13	800,000	800,000,000
Rabobank Nederland N.V., New York:
0.39%, 6/18/13 (a)	462,500	462,500,000
0.40%, 10/29/13 (a)	400,000	400,000,000
0.41%, 1/08/14	471,500	471,500,000
0.39%, 1/17/14	243,000	243,000,000
0.35%, 3/17/14	342,000	342,000,000
Royal Bank of Canada, New York:
0.44%, 5/16/13 (a)	394,500	394,500,000
0.44%, 5/29/13 (a)	150,000	150,000,000
0.28%, 1/15/14 (a)	295,000	295,000,000
Societe Generale, New York:
0.31%, 5/02/13	387,000	387,000,000
0.30%, 6/03/13	400,000	400,000,000
Sumitomo Mitsui Banking Corp., New York:
0.23%, 5/07/13	107,000	107,000,712
0.26%, 5/07/13	300,000	300,000,000
0.24%, 5/15/13	250,000	250,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Sumitomo Mitsui Banking Corp., New York: (concluded)
0.24%, 5/16/13	$250,000	$250,000,000
0.23%, 6/07/13	250,000	250,000,000
0.23%, 6/10/13	250,000	250,000,000
0.23%, 6/11/13	300,000	300,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.24%, 6/12/13	285,000	285,000,000
0.24%, 8/05/13	470,000	470,000,000
Svenska Handelsbanken, Inc., New York:
0.22%, 5/28/13	100,000	100,000,375
0.31%, 6/11/13	250,000	250,002,842
0.20%, 7/15/13	490,000	490,000,000
Toronto Dominion Bank, New York:
0.30%, 7/23/13	465,000	465,000,000
0.41%, 7/26/13	370,000	370,000,000
0.18%, 7/29/13	250,000	250,000,000
0.18%, 7/29/13	100,000	100,000,000
0.28%, 10/21/13 (a)	235,000	235,000,000
Westpac Banking Corp., New York:
0.41%, 5/07/13	185,000	185,000,000
0.43%, 6/05/13	350,000	350,000,000
0.36%, 7/10/13 (a)	500,000	500,000,000
0.33%, 4/15/14 (a)	456,000	456,000,000
Total Certificates of Deposit — 40.8%		20,104,654,304

Commercial Paper
Antalis US Funding Corp., 0.35%, 5/03/13 (c)	170,800	170,796,679
ANZ New Zealand International Ltd., 0.28%, 10/24/13 (a)	250,000	250,000,000
Atlantis One Funding Corp.:
0.20%, 5/29/13 (c)	95,000	94,985,222
0.22%, 6/27/13 (c)	475,000	474,834,542
Australia and New Zealand Banking Group Ltd.:
0.35%, 1/17/14 (a)	400,000	400,000,000
0.31%, 2/25/14 (a)	375,000	375,000,000
BNP Paribas Finance, Inc.:
0.33%, 5/06/13 (c)	242,000	241,988,908
0.31%, 5/08/13 (c)	283,000	282,982,941
0.40%, 9/09/13 (c)	200,000	199,712,528
Cancara Asset Securitisation LLC, 0.19%, 6/18/13 (c)	175,000	174,955,667
Commonwealth Bank of Australia, 0.34%, 11/08/13 (a)	225,000	224,987,996
DnB NOR Bank ASA:
0.22%, 5/21/13 (c)	300,000	299,963,333
0.28%, 9/17/13 (c)	250,200	249,929,506
Erste Abwicklungsanstalt:
0.23%, 8/22/13 (c)	100,000	99,927,806
0.25%, 8/23/13 (c)	125,000	124,901,042
0.26%, 9/10/13 (c)	100,000	99,906,500
0.25%, 10/09/13 (c)	50,000	49,945,215
0.25%, 10/16/13 (c)	50,000	49,942,833
Kells Funding LLC:
0.33%, 5/28/13 (c)	250,000	249,938,125
0.33%, 5/29/13 (c)	250,000	249,935,833
0.22%, 6/11/13 (c)	25,000	24,993,736
0.33%, 7/08/13 (c)	50,000	49,969,306
0.30%, 7/10/13 (c)	100,000	99,941,667
0.26%, 8/21/13 (c)	100,000	99,919,111
0.26%, 10/08/13 (c)	50,000	49,942,222
0.26%, 11/05/13 (a)(d)	355,000	355,000,000
0.25%, 11/19/13 (a)(d)	44,000	44,000,000

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Nederlandse Waterschapsbank N.V.:
0.27%, 9/23/13 (c)	$75,000	$74,918,438
0.31%, 12/16/13 (c)	100,000	99,802,806
Nieuw Amsterdam Receivables Corp., 0.25%, 5/07/13 (c)	220,000	219,990,833
Nordea North America, Inc.:
0.28%, 7/15/13 (c)	155,130	155,039,508
0.28%, 7/16/13 (c)	155,130	155,038,301
NRW.Bank:
0.16%, 5/02/13 (c)	500,000	499,997,847
0.14%, 5/03/13 (c)	355,000	354,997,338
0.16%, 5/07/13 (c)	201,770	201,764,619
Societe Generale N.A.:
0.30%, 5/02/13 (c)	250,000	249,997,917
0.29%, 7/02/13 (c)	209,500	209,397,170
Sumitomo Trust & Banking Co. Ltd., 0.24%, 5/20/13 (c)	195,000	194,975,300
Svenska Handelsbanken, Inc., 0.28%, 7/23/13 (c)	197,000	196,872,826
Westpac Banking Corp.:
0.48%, 8/09/13 (c)	500,000	499,333,333
0.29%, 10/08/13 (a)(d)	200,000	200,000,000
Westpac Trust Securities NZ Ltd., 0.37%, 11/29/13 (a)(d)	100,000	99,991,171
Total Commercial Paper — 17.2%		8,500,518,125

Corporate Notes
JPMorgan Chase Bank N.A., 0.38%, 5/17/13 (a)	402,200	402,200,000
National Australia Bank Ltd., 1.00%, 4/11/14 (a)(d)	51,000	51,337,960
Total Corporate Notes — 0.9%		453,537,960

Municipal Bonds
Allen County RB (Catholic Health Partner Project) Series 2012B VRDN, 0.22%, 5/07/13 (e)	12,000	12,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.20%, 5/07/13 (e)	71,700	71,700,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/13 (e)	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007C-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 5/07/13 (e)	36,150	36,150,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/13 (e)	99,750	99,750,000
California GO Series 2003B-3 VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 5/07/13 (e)	49,600	49,600,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 5/07/13 (e)	49,100	49,100,000
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 5/07/13 (e)	15,750	15,750,000

Municipal Bonds	Par (000)	Value
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 5/07/13 (e)	$15,400	$15,400,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 5/07/13 (e)	8,660	8,660,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 5/07/13 (e)	43,970	43,970,000
California Housing Finance Agency Home Mortgage RB Series 2005H AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.21%, 5/07/13 (e)	29,985	29,985,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.18%, 5/07/13 (e)	7,450	7,450,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/07/13 (e)	27,000	27,000,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.22%, 5/07/13 (e)	36,260	36,260,000
Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.22%, 5/07/13 (e)	33,000	33,000,000
East Baton Rouge Parish IDRB (ExxonMobil Project) Series 2010A VRDN, 0.19%, 5/01/13 (e)	120,950	120,950,000
East Baton Rouge Parish IDRB (ExxonMobil Project) Series 2010B VRDN, 0.19%, 5/01/13 (e)	106,400	106,400,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 5/07/13 (e)	42,580	42,580,000
Illinois State Toll Highway Authority RB (Senior Priority Project) Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.22%, 5/07/13 (e)	36,400	36,400,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 5/07/13 (e)	55,040	55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.24%, 5/07/13 (e)	28,000	28,000,000
Joliet Regulatory Port District RB (Exxon Project) Series 1989 VRDN, 0.19%, 5/01/13 (e)	10,670	10,670,000
Lincoln County PCRB (Exxon Project) Series 1984D VRDN, 0.19%, 5/01/13 (e)	17,945	17,945,000
Lincoln PCRB (Exxon Project) Series 1984B VRDN, 0.19%, 5/01/13 (e)	24,475	24,475,000
Long Island Power Authority RB Series 2012D VRDN (TD Bank N.A. LOC), 0.20%, 5/07/13 (e)	49,000	49,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.20%, 5/07/13 (e)	73,750	73,750,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System Project) Series 2003D-3 VRDN (JPMorgan Chase Bank, N.A. SBPA), 0.20%, 5/07/13 (e)	33,800	33,800,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	21

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts Health & Educational Facilities Authority RB (Tufts University Project) Series 2008N-1 VRDN (U.S. Bank N.A. SBPA), 0.18%, 5/01/13 (e)	$64,250	$64,250,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.23%, 5/07/13 (e)	93,620	93,620,000
Minneapolis & St. Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 5/07/13 (e)	51,200	51,200,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/13 (e)	38,950	38,950,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A VRDN (Chevron Corp. Guaranty), 0.20%, 5/01/13 (e)	178,590	178,590,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN (Chevron Corp. Guaranty), 0.21%, 5/07/13 (e)	121,600	121,600,000
New York City GO Series 2008J-10 VRDN (Bank of Tokyo-Mitsubishi Trust Co. LOC), 0.20%, 5/07/13 (e)	63,860	63,860,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.19%, 5/07/13 (e)	26,500	26,500,000
New York City Water & Sewer System RB Series 2008B-1A VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.23%, 5/07/13 (e)	50,000	50,000,000
New York City Water & Sewer System RB Series 2008B-1B VRDN (Royal Bank of Canada SBPA), 0.21%, 5/07/13 (e)	45,000	45,000,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 5/07/13 (e)	44,000	44,000,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-2 VRDN (Wells Fargo & Co. LOC), 0.20%, 5/07/13 (e)	68,500	68,500,000
New York State Housing Finance Agency RB (W. 30th Street Housing Project) Series 2012 VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 5/07/13 (e)	58,000	58,000,000
Port of Port Arthur Navigation District PCRB (Motiva Enterprises Project) Series 2010 VRDN, 0.18%, 5/01/13 (e)	38,900	38,900,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/13 (e)	22,600	22,600,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.20%, 5/07/13 (e)	103,100	103,100,000
San Francisco City & County Airports Commission RB Series 2010A-1 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 5/07/13 (e)	28,375	28,375,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.25%, 5/07/13 (e)	55,250	55,250,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 5/07/13 (e)	25,580	25,580,000
Southern California Public Power Authority RB Series 2009 VRDN (US Bank N.A. LOC), 0.21%, 5/07/13 (e)	33,530	33,530,000

Municipal Bonds	Par (000)	Value
Texas GO Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.16%, 5/07/13 (e)	$24,865	$24,865,000
Texas RB PUTTERS Series 2012-4262 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.18%, 5/01/13 (d)(e)(f)	259,200	259,200,000
Texas RB PUTTERS Series 2012-4263 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.18%, 5/01/13 (d)(e)(f)	172,800	172,800,000
Texas RB PUTTERS Series 2012-4264 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.18%, 5/01/13 (d)(e)(f)	114,370	114,370,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 5/07/13 (e)	66,400	66,400,000
University of Michigan RB Series 2002A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.22%, 5/07/13 (e)	28,015	28,015,000
University of Texas Financing System RB Series 2008B VRDN (University of Texas Investment Management Co. SBPA), 0.16%, 5/07/13 (e)	35,816	35,816,000
University of Texas RB Series 2008A VRDN, 0.16%, 5/07/13 (e)	98,395	98,395,000
Vermont Student Assistance Corp RB Series 2008C-2 VRDN (State Street Bank LOC), 0.22%, 5/07/13 (e)	41,225	41,225,000
Total Municipal Bonds — 6.6%		3,240,856,000

Time Deposits
DnB NOR Bank ASA, 0.14%, 5/01/13	1,000,000	1,000,000,000
ING Bank N.V., 0.17%, 5/01/13	575,000	575,000,000
Natixis S.A., 0.17%, 5/01/13	1,984,000	1,984,000,000
Skandinaviska Enskilda Banken AB, 0.14%, 5/01/13	800,000	800,000,000
Credit Agricole CIB, 0.18%, 5/01/13	1,000,000	1,000,000,000
Total Time Deposits — 10.9%		5,359,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.43%, 10/27/14 (a)	25,000	25,092,331
0.17%, 2/27/15 (a)	500	499,770
Freddie Mac Variable Rate Notes, 0.36%, 9/03/13 (a)	100,000	99,993,090
Total U.S. Government Sponsored Agency Obligations — 0.3%		125,585,191

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.13%, 5/02/13	500,000	499,998,160
0.15%, 5/02/13	315,000	314,998,709
0.15%, 5/09/13	550,000	549,981,661
0.15%, 5/16/13	500,000	499,969,792
0.14%, 5/30/13	50,000	49,994,281
0.15%, 6/27/13	550,000	549,867,396
0.16%, 7/25/13	400,000	399,846,528
0.13%, 8/15/13	300,000	299,889,142
0.13%, 8/22/13	300,000	299,875,700
0.08%, 9/19/13	300,000	299,911,875
0.11%, 9/19/13	75,000	74,969,156

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (c) (concluded)
0.10%, 2/06/14	$600,000	$599,542,204
0.10%, 3/06/14	244,000	243,790,567
0.10%, 4/03/14	200,000	199,807,161
U.S. Treasury Notes:
0.38%, 7/31/13	450,000	450,213,100
1.50%, 12/31/13	425,000	428,750,413
1.88%, 2/28/14	380,000	385,472,628
1.25%, 3/15/14	125,000	126,208,213
0.25%, 4/30/14	265,000	265,267,499
4.75%, 5/15/14	298,000	312,200,618
Total U.S. Treasury Obligations — 13.9%		6,850,554,803

Repurchase Agreements
Barclays Capital, Inc., 0.90%, 8/05/13 (e) (Purchased on 8/03/12 to be repurchased at $413,761,750, collateralized by various corporate/debt obligations, 0.00% to 8.84% due from 3/25/16 to 2/10/51, aggregate par and fair value of $2,827,769,874 and $494,594,334, respectively)	410,000	410,000,000
Credit Suisse Securities (USA) LLC, 0.25%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $200,001,389, collateralized by various U.S. government sponsored agency obligations, 0.00% to 37.81% due from 5/25/21 to 4/15/43, aggregate par and fair value of $784,971,736 and $214,002,344, respectively)	200,000	200,000,000
Credit Suisse Securities (USA) LLC, 0.70%, 6/04/13 (e) (Purchased on 5/07/12 to be repurchased at $216,642,958, collateralized by various corporate/debt obligations, 0.31% to 7.93% due from 5/25/13 to 8/15/56, aggregate par and fair value of $762,336,363 and $241,948,658, respectively)	215,000	215,000,000
Deutsche Bank Securities Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $100,000,417, collateralized by Fannie Mae Bond, 1.00% due at 4/30/18, par and fair value of $102,034,000 and $102,000,329, respectively)	100,000	100,000,000
Deutsche Bank Securities Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $400,001,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 2.25% due from 5/28/13 to 3/13/20, aggregate par and fair value of $404,304,000 and $408,000,290, respectively)	400,000	400,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.16%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $400,001,778, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.50% due from 4/01/32 to 11/01/42, aggregate par and fair value of $552,093,817 and $412,000,000, respectively)	$400,000	$400,000,000
Deutsche Bank Securities Inc., 0.40%, 5/07/13 (g) (Purchased on 2/01/13 to be repurchased at $222,234,333, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.87% due from 12/15/13 to 3/14/51, aggregate par and fair value of $3,292,323,054 and $258,644,561, respectively)	222,000	222,000,000
Deutsche Bank Securities Inc., 0.40%, 5/07/13 (g) (Purchased on 2/08/13 to be repurchased at $407,407,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 38.85% due from 9/20/14 to 3/14/51, aggregate par and fair value of $3,561,749,881 and $471,676,094, respectively)	407,000	407,000,000
Deutsche Bank Securities Inc., 0.40%, 5/07/13 (g) (Purchased on 2/14/13 to be repurchased at $146,896,750, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 54.13% due from 4/19/14 to 3/14/51, aggregate par and fair value of $464,901,065 and $169,879,567, respectively)	146,750	146,750,000
HSBC Securities (USA) Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $100,000,389, collateralized by various U.S. government sponsored agency obligations, 0.50% to 0.65% due from 10/20/34 to 3/20/42, aggregate par and fair value of $192,526,548 and $107,000,758, respectively)	100,000	100,000,000
HSBC Securities (USA) Inc., 0.27%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $25,000,188, collateralized by various foreign government and corporate/debt obligations, 0.00% to 6.95% due from 11/15/13 to 1/07/41, aggregate par and fair value of $30,323,000 and $30,003,482, respectively)	25,000	25,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	23

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.23%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $275,001,757, collateralized by various corporate/debt obligations, 0.00% due from 5/01/13 to 7/29/13, aggregate par and fair value of $288,830,832 and $288,753,116, respectively)	$275,000	$275,000,000
JPMorgan Securities LLC, 0.40%, 5/07/13 (Purchased on 2/06/13 to be repurchased at $180,180,000, collateralized by various corporate/debt obligations, 0.00% to 9.98% due from 5/01/13 to 4/20/67, aggregate par and fair value of $200,269,866 and $189,996,946, respectively)	180,000	180,000,000
JPMorgan Securities LLC, 0.59%, 5/20/13 (Purchased on 2/19/13 to be repurchased at $174,507,019, collateralized by various corporate/debt obligations, 0.00% to 6.42% due from 10/25/20 to 6/25/47, aggregate par and fair value of $470,603,982 and $217,812,641, respectively)	174,250	174,250,000
JPMorgan Securities LLC, 0.40%, 6/14/13 (e) (Purchased on 3/15/13 to be repurchased at $185,187,056, collateralized by various corporate/debt obligations, 0.00% to 7.80% due from 9/20/13 to 8/15/46, aggregate par and fair value of $281,927,922 and $197,851,723, respectively)	185,000	185,000,000
JPMorgan Securities LLC, 0.60%, 6/17/13 (Purchased on 3/19/13 to be repurchased at $165,247,500, collateralized by various corporate/debt obligations, 0.00% to 9.21% due from 10/25/13 to 9/25/48, aggregate par and fair value of $4,291,709,592 and $206,252,201, respectively)	165,000	165,000,000
JPMorgan Securities LLC, 0.63%, 6/27/13 (Purchased on 4/08/13 to be repurchased at $200,280,000, collateralized by various corporate/debt obligations, 0.00% to 7.38% due from 1/02/18 to 11/25/46, aggregate par and fair value of $974,648,633 and $250,002,610, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.70%, 6/27/13 (Purchased on 2/22/13 to be repurchased at $100,243,056, collateralized by various corporate/debt obligations, 0.30% to 6.77% due from 1/25/35 to 8/28/47, aggregate par and fair value of $266,339,033 and $125,002,922, respectively)	$100,000	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $265,001,031, collateralized by U.S. Treasury Note, 0.25% due at 7/15/15, par and fair value of $270,062,100 and $270,300,062, respectively)	265,000	265,000,000
Morgan Stanley & Co. LLC, 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $150,000,708, collateralized by various U.S. government sponsored agency obligations, 2.47% to 4.50% due from 11/01/40 to 3/01/43, aggregate par and fair value of $192,447,468 and $154,500,000, respectively)	150,000	150,000,000
PNC Bank N.A., 0.17%, 5/01/13 (h) (Purchased on 4/30/13 to be repurchased at $198,400,937, collateralized by various U.S. government sponsored agency obligations, 2.00% to 4.00% due from 9/01/25 to 4/01/28, aggregate par and fair value of $396,800,000 and $351,949,815, respectively)	198,400	198,400,000
UBS Securities LLC, 0.33%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $125,001,146, collateralized by various corporate/debt obligations, 0.00% to 14.25% due from 5/01/13 to 12/31/99, aggregate par and fair value of $220,470,371 and $149,862,454, respectively)	125,000	125,000,000
Total Repurchase Agreements — 9.4%		4,643,400,000
Total Investments (Cost $49,278,106,383*) — 100.0%		49,278,106,383
Other Assets Less Liabilities — 0.0%		14,150,446

Net Assets — 100.0%		$49,292,256,829

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(h)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (concluded)	TempFund

1940, as amended, were as follows:

Affiliate	Par at October 31, 2012	Net Activity (Par)	Par at April 30, 2013	Income
PNC Bank N.A.	$48,000,000	$150,400,000	$198,400,000	$96,237

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$49,278,106,383	—	$49,278,106,383

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $818,503 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	25

Schedule of Investments April 30, 2013 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.16%, 5/02/13	$300,000	$299,998,667
0.18%, 5/02/13	100,000	99,999,492
0.15%, 5/16/13	235,000	234,985,485
0.19%, 5/30/13	47,500	47,492,730
0.14%, 6/06/13	150,000	149,979,000
0.13%, 6/27/13	200,000	199,958,833
0.13%, 7/05/13	300,000	299,929,583
0.11%, 8/01/13	100,000	99,971,250
0.11%, 8/08/13	50,000	49,984,735
0.12%, 8/15/13	250,000	249,913,139
0.14%, 8/22/13	150,500	150,436,226
0.20%, 8/22/13	100,000	99,938,792
0.11%, 9/26/13	204,000	203,907,747
0.11%, 10/03/13	100,000	99,952,639
0.10%, 10/10/13	320,500	320,358,828
0.08%, 10/17/13	250,000	249,906,667
0.09%, 10/17/13	200,000	199,915,500
0.09%, 10/24/13	150,000	149,937,667
0.18%, 11/14/13	275,000	274,729,125
U.S. Treasury Notes:
0.50%, 5/31/13	188,500	188,543,297
1.00%, 7/15/13	200,000	200,312,301
0.38%, 7/31/13	100,000	100,047,913
0.50%, 10/15/13	299,550	300,019,481
0.25%, 10/31/13	90,000	90,042,438
0.50%, 11/15/13	393,400	394,043,223
0.25%, 11/30/13	260,000	260,087,258
1.00%, 1/15/14	122,000	122,694,479
0.25%, 1/31/14	332,000	332,209,493
0.25%, 2/28/14	217,700	217,822,886
Total U.S. Treasury Obligations — 36.8%		5,687,118,874

Repurchase Agreements
Barclays Capital, Inc., 0.07%, 5/01/13 (Purchased on 4/24/13 to be repurchased at $237,403,231, collateralized by U.S. Treasury Notes, 0.75% to 2.75% due from 2/28/15 to 2/28/18, aggregate par and fair value of $235,074,700 and $242,148,038, respectively)	237,400	237,400,000
Barclays Capital, Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $1,137,004,738, collateralized by various U.S. Treasury obligations, 0.00% to 4.75% due from 5/15/13 to 2/15/43, aggregate par and fair value of $1,821,799,700 and $1,159,740,039, respectively)	1,137,000	1,137,000,000
Citigroup Global Markets, Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $181,900,707, collateralized by U.S. Treasury Note, 0.25% due at 3/31/15, par and fair value of $177,728,428 and $185,538,031, respectively)	181,900	181,900,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.08%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $169,502,637, collateralized by various U.S. Treasury obligations, 0.13% to 2.75% due from 10/31/14 to 8/15/42, aggregate par and fair value of $173,414,300 and $172,890,069, respectively)	$169,500	$169,500,000
Credit Suisse Securities (USA) LLC, 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $196,000,762, collateralized by various U.S. Treasury obligations, 0.25% to 0.50% due from 2/15/15 to 7/31/17, aggregate par and fair value of $199,785,500 and $199,923,276, respectively)	196,000	196,000,000
Credit Suisse Securities (USA) LLC, 0.08%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $203,203,161, collateralized by U.S. Treasury Note, 0.25% due at 2/15/15, par and fair value of $207,030,000 and $207,265,199, respectively)	203,200	203,200,000
Deutsche Bank Securities Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $902,003,508, collateralized by U.S. Treasury Bills, 0.00% to 4.50% due from 9/05/13 to 10/24/13, aggregate par and fair value of $852,911,600 and $920,040,063, respectively)	902,000	902,000,000
Deutsche Bank Securities Inc., 0.08%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $203,203,161, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 10/03/13 to 8/31/17, aggregate par and fair value of $206,051,300 and $207,264,034, respectively)	203,200	203,200,000
Deutsche Bank Securities Inc., 0.10%, 5/07/13 (b) (Purchased on 4/15/13 to be repurchased at $431,208,973, collateralized by various U.S. Treasury obligations, 0.00% to 4.88% due from 7/18/13 to 8/15/40, aggregate par and fair value of $510,350,910 and $439,722,039, respectively)	431,100	431,100,000
Deutsche Bank Securities Inc., 0.12%, 5/07/13 (b) (Purchased on 3/15/13 to be repurchased at $475,144,083, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 1/15/14 to 2/15/42, aggregate par and fair value of $685,537,718 and $484,500,060, respectively)	475,000	475,000,000

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.10%, 5/07/13 (b) (Purchased on 4/26/13 to be repurchased at $477,635,820, collateralized by U.S. Treasury Inflation Indexed Notes, 1.13% to 2.38% due from 1/15/17 to 1/15/21, aggregate par and fair value of $376,658,100 and $487,152,125, respectively)	$477,600	$477,600,000
Goldman Sachs & Co., 0.10%, 5/07/13 (Purchased on 4/30/13 to be repurchased at $373,107,255, collateralized by U.S. Treasury Inflation Indexed Note, 1.88% due at 7/15/13, par and fair value of $297,925,400 and $380,562,123, respectively)	373,100	373,100,000
HSBC Securities (USA) Inc., 0.07%, 5/01/13 (Purchased on 4/24/13 to be repurchased at $542,607,385, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/16 to 2/15/37, aggregate par and fair value of $706,557,961 and $553,456,259, respectively)	542,600	542,600,000
HSBC Securities (USA) Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $675,002,625, collateralized by various U.S. Treasury obligations, 0.00% to 4.75% due from 8/15/26 to 2/15/43, aggregate par and fair value of $1,380,241,663 and $688,500,673, respectively)	675,000	675,000,000
HSBC Securities (USA) Inc., 0.08%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $677,610,540, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/22 to 2/15/43, aggregate par and fair value of $1,086,136,764 and $691,153,142, respectively)	677,600	677,600,000
JPMorgan Securities LLC, 0.14%, 6/04/13 (c) (Purchased on 2/27/13 to be repurchased at $900,339,500, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/14 to 5/15/32, aggregate par and fair value of $1,102,530,536 and $918,003,678, respectively)	900,000	900,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $112,000,436, collateralized by U.S. Treasury Bond, 3.13% due at 11/15/41, par and fair value of $106,958,300 and $114,240,033, respectively)	$112,000	$112,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, 5/06/13 (Purchased on 4/29/13 to be repurchased at $168,502,621, collateralized by U.S. Treasury Note, 1.38% due at 11/30/15, par and fair value of $166,271,200 and $171,870,047, respectively)	168,500	168,500,000
Morgan Stanley & Co. LLC, 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $979,634,082, collateralized by various U.S. Treasury obligations, 0.13% to 1.00% due from 3/31/14 to 8/31/16, aggregate par and fair value of $1,121,692,529 and $999,222,698, respectively)	979,630	979,630,000
RBS Securities Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $533,002,073, collateralized by various U.S. Treasury obligations, 1.25% to 2.00% due from 1/15/16 to 7/15/20, aggregate par and fair value of $435,279,300 and $543,664,211, respectively)	533,000	533,000,000
RBS Securities Inc., 0.13%, 5/07/13 (b) (Purchased on 4/15/13 to be repurchased at $438,947,548, collateralized by various U.S. Treasury obligations, 1.00% to 4.75% due from 5/31/13 to 7/15/20, aggregate par and fair value of $399,976,300 and $447,681,063, respectively)	438,900	438,900,000
Total Repurchase Agreements — 64.8%		10,014,230,000
Total Investments (Cost $15,701,348,874*) — 101.6%		15,701,348,874
Liabilities in Excess of Other Assets — (1.6)%		(248,363,423)

Net Assets — 100.0%	$15,452,985,451

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	27

Schedule of Investments (concluded)	T-Fund

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$15,701,348,874	—	$15,701,348,874

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $52,294 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.08%, 5/02/13	$166,067	$166,066,654
0.06%, 5/09/13	92,000	91,998,773
0.07%, 5/09/13	574,000	573,991,334
0.08%, 5/09/13	18,200	18,199,697
0.05%, 5/16/13	592,000	591,987,666
0.08%, 5/16/13	100,000	99,996,563
0.09%, 5/16/13	350,000	349,987,605
0.11%, 5/16/13	42,737	42,735,130
0.05%, 5/23/13	85,000	84,997,663
0.12%, 5/23/13	198,522	198,507,756
0.08%, 5/30/13	75,000	74,995,167
0.09%, 5/30/13	140,000	139,989,850
0.11%, 5/30/13	50,000	49,995,569
0.10%, 6/06/13	95,000	94,990,975
0.11%, 6/06/13	250,000	249,972,500
0.10%, 6/13/13	500,000	499,943,264
0.09%, 6/20/13	100,000	99,987,500
0.10%, 6/20/13	170,000	169,977,569
0.08%, 6/27/13	200,000	199,974,667
0.13%, 6/27/13	150,000	149,969,125
0.06%, 7/05/13	27,260	27,256,998
0.13%, 7/05/13	200,000	199,953,055

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a) (concluded)
0.07%, 7/11/13	$250,000	$249,965,486
0.06%, 7/18/13	450,000	449,941,500
0.05%, 7/25/13	450,000	449,949,827
0.12%, 8/15/13	75,000	74,973,500
0.14%, 8/22/13	125,000	124,947,031
0.12%, 9/12/13	100,000	99,957,194
0.11%, 9/26/13	75,000	74,966,083
0.11%, 10/03/13	75,000	74,964,479
0.10%, 10/10/13	100,000	99,956,125
0.08%, 10/17/13	50,000	49,981,333
0.09%, 10/17/13	100,000	99,957,750
0.09%, 10/24/13	50,000	49,979,222
U.S. Treasury Notes:
0.50%, 5/31/13	125,000	125,042,637
0.25%, 1/31/14	41,350	41,377,873
0.25%, 2/28/14	63,300	63,336,800
Total U.S. Treasury Obligations — 100.8%		6,304,771,920
Total Investments (Cost $6,304,771,920*) — 100.8%		6,304,771,920
Liabilities in Excess of Other Assets — (0.8)%		(50,204,860)

Net Assets — 100.0%		$6,254,567,060

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,304,771,920	—	$6,304,771,920

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $5,116 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	29

Schedule of Investments April 30, 2013 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.3%
Alaska Student Loan Corp. RB Series 2012B-1 Mandatory Put Bonds AMT (State Street Bank & Trust Co. LOC), 0.37%, 6/01/13 (a)	$700	$700,000
Arizona — 0.2%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.36%, 5/07/13 (a)	415	415,000
Arkansas — 0.8%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Credit Guaranty, State Street Bank & Trust Co. SBPA), 0.30%, 5/07/13 (a)	1,800	1,800,000
California — 6.0%
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997 VRDN, 0.20%, 5/01/13 (a)	3,900	3,900,000
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	1,800	1,813,235
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	200	201,386
California Statewide Communities Development Authority RB Series 2009 MB, 4.00%, 6/15/13	2,000	2,009,207
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.30%, 5/07/13 (a)(b)(c)	1,330	1,330,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.26%, 8/01/13 (a)(b)	1,300	1,300,000
Los Angeles County Schools RB Series 2013C-6 TRAN, 2.00%, 12/31/13	200	202,330
Los Angeles Regional Airports Improvement Corp. Lease Revenue RB (Laxfuel Corp. Project) Municipal Trust Receipts Floaters Series 2012-80C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.26%, 5/07/13 (a)(b)(c)	2,000	2,000,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.30%, 5/07/13 (a)(b)(c)	1,030	1,030,000

		13,786,158
Connecticut — 1.0%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	2,285	2,289,472
Florida — 6.4%
Kissimmee Utility Authority Series 2013-00-B TECP (JPMorgan Chase Bank N.A. SBPA), 0.18%, 5/01/13	13,550	13,550,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.33%, 11/26/13 (a)	1,100	1,100,000

		14,650,000
Georgia — 1.3%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.36%, 5/07/13 (a)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.36%, 5/07/13 (a)	$1,000	$1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.36%, 5/07/13 (a)	1,000	1,000,000

		3,000,000
Illinois — 1.9%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.42%, 5/07/13 (a)	1,650	1,650,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.57%, 5/07/13 (a)	2,165	2,165,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.26%, 5/07/13 (a)(b)(c)	500	500,000

		4,315,000
Iowa — 4.2%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.33%, 5/07/13 (a)	9,800	9,800,000
Kansas — 2.4%
Leawood GO Series 2012-1, 1.50%, 9/01/13	5,565	5,587,944
Kentucky — 1.3%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 5/07/13 (a)	1,780	1,780,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.45%, 5/07/13 (a)	1,100	1,100,000

		2,880,000
Louisiana — 4.2%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.37%, 5/07/13 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN (BASF Corp. Obligor), 0.37%, 5/07/13 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.17%, 5/01/13 (a)	1,200	1,200,000

		9,600,000
Maryland — 1.5%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/07/13 (a)	2,050	2,050,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.37%, 5/07/13 (a)	1,495	1,495,000

		3,545,000
Massachusetts — 1.6%
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	2,250	2,253,385

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.31%, 11/26/13 (a)	$1,000	$1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.31%, 11/26/13 (a)	495	495,000

		3,748,385
Michigan — 3.5%
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.43%, 5/07/13 (a)(b)(c)	800	800,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window (Ascension Health Corporate Obligor), 0.31%, 11/26/13 (a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.41%, 5/07/13 (a)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 5/07/13 (a)	1,800	1,800,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.21%, 5/01/13 (a)	85	85,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.32%, 5/07/13 (a)	500	500,000

		8,185,000
Missouri — 2.5%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.44%, 5/07/13 (a)	1,825	1,825,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.37%, 5/07/13 (a)	4,000	4,000,000

		5,825,000
Nevada — 2.3%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1 AMT, 2.00%, 7/01/13	3,100	3,108,233
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	2,300	2,306,325

		5,414,558
New Hampshire — 0.7%
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	765	791,265
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.37%, 5/07/13 (a)	845	845,000

		1,636,265
New Jersey — 2.8%
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	300	300,264
New Jersey Educational Facilities Authority RB (Kean University Project) Series 2003D MB, 5.25%, 7/01/13	705	710,962

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority RB (Stevens Institute of Technology Project) Series 2002C MB:
5.13%, 7/01/13	$600	$604,957
5.25%, 7/01/13	1,700	1,714,403
New Jersey RB Series 2012C TRAN, 2.50%, 6/27/13	2,200	2,207,404
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	600	601,531
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	400	401,329

		6,540,850
New York — 1.6%
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	1,000	1,000,728
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.35%, 5/07/13 (a)	2,000	2,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2006-CC2 VRDN (Bank of Nova Scotia SBPA), 0.20%, 5/01/13 (a)	700	700,000

		3,700,728
North Carolina — 1.1%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.32%, 5/07/13 (a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.42%, 5/07/13 (a)	280	280,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	727,862

		2,457,862
Ohio — 5.4%
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	3,100	3,100,000
Cuyahoga County RB (Cleveland Clinic Project) Series 2003 MB, 6.00%, 7/01/13	1,740	1,756,812
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/01/13 (a)	2,300	2,300,000
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2001A VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/01/13 (a)	3,000	3,000,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	600	600,580
Strongsville GO (Library Project) Series 2012 BAN, 1.00%, 10/23/13	700	702,339
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	1,100	1,103,675

		12,563,406
Oklahoma — 1.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.33%, 5/07/13 (a)	3,850	3,850,000
Pennsylvania — 2.0%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Obligor), 0.37%, 5/07/13 (a)	300	300,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	31

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.52%, 5/07/13 (a)	$2,600	$2,600,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.29%, 5/07/13 (a)(b)(c)	1,700	1,700,000
Seneca Valley School District GO Series 2013 MB, 0.35%, 10/01/13	115	115,000

		4,715,000
Tennessee — 2.6%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window (Ascension Health System Obligor), 0.31%, 11/26/13 (a)	5,900	5,900,000
Texas — 3.1%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Corp. Obligor), 0.37%, 5/07/13 (a)	5,000	5,000,000
Dallas Fort Worth International Airport RB Series 2012B MB, 3.00%, 11/01/13	1,700	1,723,257
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(b)(c)	400	400,000

		7,123,257
Virginia — 0.7%
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN 7 Month Window, 0.30%, 11/26/13 (a)	1,500	1,500,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.26%, 5/07/13 (a)(c)	30	30,000

		1,530,000
Washington — 0.3%
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank A.G. SBPA), 0.24%, 5/07/13 (a)(b)(c)	775	775,000
Wisconsin — 7.1%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.31%, 5/07/13 (a)	2,480	2,480,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 5/07/13 (a)	1,260	1,260,000
Wisconsin Petroleum Inspection Fee Revenue Series 2013 TECP, 0.19%, 5/01/13	12,650	12,650,000

		16,390,000
Wyoming — 4.4%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.32%, 5/07/13 (a)	4,000	4,000,000

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.30%, 5/07/13 (a)(b)(c)	$6,035	$6,035,000

		10,035,000
Total Municipal Bonds — 74.9%		172,758,885

Closed-End Investment Companies (a)(b)
California — 10.8%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.31%, 5/07/13	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 5/07/13	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 5/07/13	10,000	10,000,000

		25,000,000
Multi-State — 5.5%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.29%, 5/07/13	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.36%, 5/07/13	2,900	2,900,000

		12,700,000
New Jersey — 2.6%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.31%, 5/07/13	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.31%, 5/07/13	2,000	2,000,000

		6,000,000
New York — 3.7%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 5/07/13	8,500	8,500,000
Pennsylvania — 2.4%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.33%, 5/07/13	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2012-2 VRDP (RBC Capital Markets Liquidity Facility), 0.33%, 5/07/13	2,500	2,500,000

		5,500,000
Total Closed-End Investment Companies — 25.0%		57,700,000
Total Investments (Cost $230,458,885*) — 99.9%		230,458,885
Other Assets Less Liabilities — 0.1%		289,774

Net Assets — 100.0%		$230,748,659

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (concluded)	MuniCash

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$230,458,885	—	$230,458,885

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $29,156 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	33

Schedule of Investments April 30, 2013 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
Alabama Federal Aid Highway Financial Authority RB RIB Floater Trust Series 2012-2W VRDN (Barclays Bank Plc SBPA), 0.27%, 5/07/13 (a)	$2,200	$2,200,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.25%, 5/07/13 (a)	5,320	5,320,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.22%, 5/07/13 (a)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.26%, 5/07/13 (a)	4,840	4,840,000

		22,360,000
Alaska — 0.0%
Anchorage City GO Series 2011A MB, 3.00%, 2/01/14	175	178,406
Arizona — 1.9%
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.25%, 5/07/13 (a)(b)(c)	14,620	14,620,000
Peoria Municipal Development Authority Inc. RB (Recreational Facility Improvements Project) Series 2012 MB, 3.00%, 7/01/13	1,300	1,306,052
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.24%, 5/07/13 (a)	8,035	8,035,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank Plc SBPA), 0.25%, 5/07/13 (a)(b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power District RB Series 2009A ROC-RR-II- R-12276 VRDN (Citibank N.A. SBPA), 0.25%, 5/07/13 (a)(b)(c)	5,000	5,000,000

		30,161,052
Arkansas — 0.3%
Fort Smith Sales & Use Tax RB Series 2012 MB, 1.00%, 5/01/13	4,300	4,300,000
California — 18.8%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.20%, 5/07/13 (a)	8,900	8,900,000
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.27%, 5/07/13 (a)(b)(c)	5,697	5,697,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.25%, 5/07/13 (a)	2,950	2,950,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	68,700	68,818,115
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	16,100	16,145,492
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	12,100	12,188,965
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	1,000	1,006,928
California School Cash Reserve Program Authority RB Series 2013Y, 2.00%, 10/01/13	50,000	50,371,875

Municipal Bonds	Par (000)	Value
California (continued)
California State Department of Water Resources Supply RB Series 2010M, 5.00%, 5/01/13	$5,040	$5,040,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.39%, 5/07/13 (a)(b)(c)	10,265	10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.30%, 5/07/13 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.22%, 5/07/13 (a)(b)(c)	5,197	5,197,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.26%, 8/01/13 (a)(b)	7,100	7,100,000
Los Angeles County Schools RB Series 2013C-6 TRAN, 2.00%, 12/31/13	1,400	1,416,310
Metropolitan Water District of Southern California RB Series 2000B-3 VRDN (Wells Fargo Bank N.A. SBPA), 0.17%, 5/01/13 (a)	25,525	25,525,000
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.22%, 3/24/14 (a)	20,000	20,000,000
Sacramento Unified School District GO Municipal Trust Receipts Floaters Series 2012-45C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/13 (a)(b)(c)	10,000	10,000,000
San Francisco City & County Redevelopment Agency Special Tax RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 5/07/13 (a)	1,750	1,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 5/07/13 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 5/07/13 (a)(b)(c)	10,780	10,780,000
Southern California Public Power Authority RB (Palo Verde Project) Series 2008A VRDN (Barclays Bank Plc LOC), 0.21%, 5/07/13 (a)	8,700	8,700,000

		297,461,685
Colorado — 1.4%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.24%, 5/07/13 (a)	8,890	8,890,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.24%, 5/07/13 (a)	5,645	5,645,000
Base Village Metropolitan District No. 2 GO Series 2008A VRDN (U.S. Bank N.A. LOC), 0.23%, 5/07/13 (a)	3,545	3,545,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.23%, 5/07/13 (a)	1,150	1,150,000

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.23%, 5/07/13 (a)	$845	$845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.28%, 5/07/13 (a)	2,500	2,500,000

		22,575,000
Connecticut — 0.4%
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008K-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/13 (a)	4,750	4,750,000
Connecticut Health & Educational Facility Authority RB Municipal Trust Floaters Series 2007-1884 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.22%, 5/07/13 (a)(b)(c)	1,200	1,200,000
Connecticut Innovations Inc. RB (ISO New England Inc. Project) Series 2012 VRDN (TD Bank N.A. LOC), 0.20%, 5/07/13 (a)	1,000	1,000,000

		6,950,000
Delaware — 0.2%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	1,725	1,725,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 5/07/13 (a)	740	740,000

		2,465,000
District of Columbia — 2.3%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.23%, 5/07/13 (a)(b)(c)	16,578	16,578,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/13 (a)	1,700	1,700,000
District of Columbia RB Municipal Trust Receipts Floaters (National Public Radio Project) Series 2010-3163 VRDN (Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(b)(c)	16,125	16,125,000
District of Columbia Water & Sewer Authority RB Series 2003, 5.00%, 10/01/13	1,500	1,529,998

		35,932,998
Florida — 6.8%
Broward County GO (Parks & Land Preservation Project) Series 2005 MB, 5.00%, 1/01/14	1,395	1,439,127
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(b)(c)	4,830	4,830,000
Florida GO Series 2010A MB, 5.00%, 6/01/13	1,260	1,265,135
Florida Lottery RB Series 2010F MB, 5.00%, 7/01/13	3,615	3,643,905
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.23%, 5/07/13 (a)(b)(c)	10,947	10,947,000

Municipal Bonds	Par (000)	Value
Florida (continued)
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 5/07/13 (a)(b)(c)	$16,835	$16,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.33%, 11/26/13 (a)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Floaters Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.27%, 5/07/13 (a)(b)(c)	6,700	6,700,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.28%, 5/07/13 (a)(b)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(b)(c)	21,000	21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 5/07/13 (a)(b)(c)	7,802	7,802,000

		107,422,167
Georgia — 0.7%
Bartow County School District GO Series 2010A MB, 4.00%, 10/01/13	5,275	5,357,907
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.27%, 5/07/13 (a)	1,950	1,950,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/13 (a)	2,900	2,900,000

		10,207,907
Illinois — 2.9%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.31%, 5/07/13 (a)(b)(c)	5,700	5,700,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/07/13 (a)	6,840	6,840,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 5/07/13 (a)	7,350	7,350,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN, 0.39%, 5/07/13 (a)(b)(c)	8,735	8,735,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.26%, 5/07/13 (a)(b)(c)	3,300	3,300,000
Illinois RB Series 2012A MB, 2.00%, 6/15/13	3,900	3,908,280
Springfield RB Series 2008 ROC-RR-II-R- 11486PB VRDN (PB Capital Corp. SBPA), 0.24%, 5/07/13 (a)(b)(c)	10,055	10,055,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO (School Building Project) Series 2003A MB, 5.00%, 7/01/13	$550	$554,348

		46,442,628
Indiana — 1.8%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 5/07/13 (a)	1,700	1,700,000
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 5/07/13 (a)	26,950	26,950,000

		28,650,000
Iowa — 3.2%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.33%, 5/07/13 (a)	50,000	50,000,000
Kentucky — 0.7%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.24%, 5/07/13 (a)	2,345	2,345,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.45%, 5/07/13 (a)	8,800	8,800,000

		11,145,000
Louisiana — 2.3%
Louisiana Gas & Fuels Tax RB Municipal Trust Receipts Floaters Series 2010-11C VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/13 (a)(b)(c)	10,520	10,520,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.32%, 5/07/13 (a)	4,935	4,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN (BASF Corp. Obligor), 0.34%, 5/07/13 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN (Air Products & Chemicals Obligor), 0.17%, 5/01/13 (a)	8,500	8,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.17%, 5/01/13 (a)	4,000	4,000,000

		35,455,000
Maryland — 3.0%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.28%, 5/07/13 (a)	3,625	3,625,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 5/07/13 (a)	1,675	1,675,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	2,775	2,775,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	9,000	9,000,000

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 5/07/13 (a)	$1,500	$1,500,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/13 (a)	2,615	2,615,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	1,535	1,535,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 5/07/13 (a)	1,995	1,995,000
University System of Maryland COP (College Park Business School Project) Series 2000 VRDN (Bank of America N.A. LOC), 0.42%, 5/07/13 (a)	780	780,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	4,195	4,195,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.24%, 5/07/13 (a)	9,425	9,425,000

		47,520,000
Massachusetts — 0.3%
Bourne GO Series 2012 MB, 2.00%, 12/15/13	600	606,349
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.31%, 11/26/13 (a)	2,000	2,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.31%, 11/26/13 (a)	2,615	2,615,000

		5,221,349
Michigan — 1.1%
Brighton Township Sanitation Sewer Drainage District GO Series 2005 MB, 4.00%, 10/01/13	175	177,665
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (Michigan Qualified School Bond Loan Fund Guaranty, AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.52%, 5/07/13 (a)(b)(c)	8,000	8,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.31%, 11/26/13 (a)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window (Ascension Health Corporate Obligor), 0.31%, 11/26/13 (a)	4,520	4,520,000

		17,897,665
Mississippi — 0.6%
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN (Chevron Corp. Guaranty), 0.17%, 5/01/13 (a)	9,875	9,875,000
Missouri — 0.0%
University of Missouri RB (System Facilities Project) Series 2006A MB, 4.00%, 11/01/13	120	122,156

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State — 0.1%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.31%, 5/07/13 (a)(b)(c)	$1,700	$1,700,000
Nevada — 1.7%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	14,700	14,740,425
Las Vegas Valley Water District GO Series 2012 ROC-RR-II-R-14040PB VRDN (PB Capital Corp. SBPA), 0.24%, 5/07/13 (a)(b)(c)	12,460	12,460,000

		27,200,425
New Jersey — 5.4%
Gloucester County GO Series 2012A BAN, 1.00%, 9/25/13	2,600	2,607,833
Morris County GO Series 2012B MB, 1.00%, 12/15/13	700	703,267
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.20%, 5/07/13 (a)	1,040	1,040,000
New Jersey RB Series 2012C TRAN, 2.50%, 6/27/13	80,000	80,269,227

		84,620,327
New York — 1.9%
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.18%, 5/01/13 (a)	10,615	10,615,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.17%, 5/01/13 (a)	3,190	3,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.17%, 5/01/13 (a)	8,000	8,000,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.25%, 5/07/13 (a)(b)	7,500	7,500,000

		29,305,000
North Carolina — 5.8%
Charlotte COP (Equipment Acquisition & Public Facilities Project) Series 2009 MB, 5.00%, 6/01/13	1,250	1,255,043
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 5/07/13 (a)	1,000	1,000,000
Charlotte Series 2012 TECP (Wells Fargo Bank N.A. SBPA), 0.20%, 9/17/13	2,240	2,240,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.22%, 5/07/13 (a)(b)	8,805	8,805,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.25%, 5/07/13 (a)(b)	3,320	3,320,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007A MB, 5.00%, 1/15/14	100	103,352
Gaston County GO Series 2004 MB, 5.00%, 5/01/13	705	705,000
Mecklenburg County COP Series 2013A MB, 0.14%, 2/01/14 (a)	3,000	3,000,000

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Mecklenburg County GO Series 2009D VRDN 7 Month Window, 0.32%, 11/26/13 (a)	$8,435	$8,435,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/13 (a)	2,775	2,775,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.21%, 5/07/13 (a)	700	700,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.21%, 5/07/13 (a)	320	320,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.21%, 5/07/13 (a)	1,275	1,275,000
North Carolina GO (Highway Improvements Project) Series 2003 MB, 5.00%, 5/01/13	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/13 (a)	2,950	2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/13 (a)	3,900	3,900,000
North Carolina Turnpike Authority RB (Highway Improvements Project) Series 2011 MB, 3.00%, 7/01/13	1,000	1,004,556
Raleigh Comb Enterprise System RB Series 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA), 0.23%, 5/07/13 (a)(b)(c)	3,600	3,600,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/13 (a)	9,900	9,900,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/13 (a)	30,900	30,900,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.32%, 11/26/13 (a)	3,940	3,940,000

		91,527,951
Ohio — 0.6%
Columbus GO Series 2004-1 MB, 5.00%, 7/01/13	1,200	1,209,660
Columbus School District GO (School Facilities Construction & Improvement Project) Series 2003 MB, 5.00%, 6/01/13	800	803,265
Franklin County Hospital Facilities RB Municipal Trust Receipts Floaters (Nationwide Children Hospital Project) Series 2012A-0-46 VRDN (Royal Bank of Canada SBPA), 0.22%, 5/07/13 (a)(b)(c)	500	500,000
Lucas County GO Series 2012 BAN, 1.00%, 7/18/13	1,100	1,101,474
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.22%, 5/07/13 (a)	600	600,000
Ohio GO (Higher Education Project) Series 2006B MB, 5.00%, 11/01/13	200	204,784
Ohio GO Series 2008A MB, 4.00%, 9/01/13	400	405,050
Ohio GO Series 2009K MB, 5.00%, 8/01/13	500	506,026

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.24%, 5/07/13 (a)	$2,000	$2,000,000
Willoughby GO Series 2012 BAN, 1.00%, 8/09/13	2,500	2,504,877

		9,835,136
Oklahoma — 0.6%
Oklahoma Turnpike Authority RB Series 2011A MB, 5.00%, 1/01/14	500	515,873
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.22%, 5/07/13 (a)(b)	8,092	8,092,000

		8,607,873
Pennsylvania — 3.6%
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.20%, 5/07/13 (a)	4,490	4,490,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	10,450	10,450,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 5/07/13 (a)	9,800	9,800,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	4,850	4,850,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/07/13 (a)	27,800	27,800,000

		57,390,000
Puerto Rico — 1.2%
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-284 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 5/07/13 (a)(b)(c)	8,085	8,085,000
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-285 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 5/07/13 (a)(b)(c)	10,840	10,840,000

		18,925,000
South Carolina — 0.1%
Beaufort County School District GO (School Improvements Project) Series 2007C MB, 6.50%, 3/01/14	660	694,426
Lexington County GO Series 2010 MB, 4.00%, 2/01/14	1,000	1,028,314

		1,722,740
Tennessee — 2.3%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/13 (a)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
Tennessee (continued)
Memphis Regulatory Authority Series 2012A TECP (Mizuho Corporate Bank Ltd. Credit Agreement), 0.18%, 5/03/13	$15,000	$15,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window (Ascension Health System Obligor), 0.31%, 11/26/13 (a)	14,755	14,755,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.27%, 5/07/13 (a)	4,870	4,870,000

		36,125,000
Texas — 17.8%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.23%, 5/07/13 (a)(b)(c)	3,500	3,500,000
Dallas GO (Equipment Acquisition Contractual Project) Series 2008 MB, 5.00%, 8/15/13	150	152,061
Harris County Culinary Education Facilities Finance Corp. (Methodist Hospital System Project) Series 2012-9C-1 TECP, 0.23%, 6/05/13	2,500	2,500,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.17%, 5/01/13 (a)	36,105	36,105,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital Project) Series 2008A-1 VRDN, 0.17%, 5/01/13 (a)	15,600	15,600,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank N.A. SBPA, Wells Fargo Bank N.A. SBPA), 0.22%, 5/07/13 (a)	7,590	7,590,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Guaranty, Deutsche Bank A.G. SBPA), 0.23%, 5/07/13 (a)(b)(c)	9,040	9,040,000
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Mandatory Put Bonds, 0.20%, 8/15/13 (a)	15,700	15,700,000
North Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.23%, 5/07/13 (a)(b)(c)	6,845	6,845,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.24%, 5/07/13 (a)	6,100	6,100,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.24%, 5/07/13 (a)	1,500	1,500,000
Port of Port Arthur Navigation District PCRB (Motiva Enterprises Project) Series 2010 VRDN, 0.18%, 5/01/13 (a)	12,400	12,400,000
Port of Port Arthur Navigation District RB (Motiva Enterprises Project) Series 2010A VRDN, 0.17%, 5/01/13 (a)	26,600	26,600,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
San Antonio Electric & Gas Series 2013A TECP (JPMorgan Chase Bank N.A. Guaranty), 0.17%, 5/06/13	$20,000	$20,000,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.22%, 5/07/13 (a)(b)	5,795	5,795,000
Tarrant County GO (Public Improvements Project) Series 2007 MB, 4.50%, 7/15/13	150	151,310
Texas GO (Community Mobility Funding Project) Austin Trust Series 2007-1026 VRDN (Bank of America N.A. SBPA), 0.22%, 5/07/13 (a)(b)	23,979	23,979,000
Texas GO (Water Financial Assistance Project) Series 2005A MB, 5.00%, 8/01/13	125	126,491
Texas GO Eagle Trust Receipts Floaters Series 2006A-0126 VRDN (Citibank N.A. SBPA), 0.22%, 5/07/13 (a)(b)(c)	5,700	5,700,000
Texas Industrial Development Corp. RB (NRG Energy Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.27%, 5/07/13 (a)	2,600	2,600,000
Texas RB PUTTERS Series 2012-4262 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 5/01/13 (a)(b)(c)	21,100	21,100,000
Texas RB PUTTERS Series 2012-4263 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 5/01/13 (a)(b)(c)	58,000	58,000,000

		281,083,862
Utah — 0.3%
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.21%, 5/07/13 (a)	5,000	5,000,000
Virginia — 3.0%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.21%, 5/07/13 (a)	1,320	1,320,000
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN 7 Month Window, 0.30%, 11/26/13 (a)	7,000	7,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.20%, 5/07/13 (a)	26,845	26,845,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/01/13 (a)	3,725	3,725,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/01/13 (a)	$2,400	$2,400,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Series 2004A MB, 5.00%, 2/01/14	800	829,542
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.22%, 5/07/13 (a)(b)(c)	2,700	2,700,000
Virginia Commonwealth Transportation Board RB Municipal Trust Receipts Floaters Series 2012-44C VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/13 (a)(b)(c)	2,000	2,000,000
Virginia Public Building Authority RB Series 2004D MB, 5.00%, 8/01/13	500	506,015

		47,325,557
Washington — 1.0%
Everett Water & Sewer Revenue RB Series 2013 MB, 3.00%, 12/01/13	600	609,654
King County GO Municipal Trust Receipts Floaters Series 2011-MT-789 VRDN (Bank of America N.A. SBPA), 0.25%, 5/07/13 (a)(b)(c)	6,415	6,415,000
King County Series 2013A TECP (Bayerische Landesbank Girozentrale SBPA), 0.20%, 5/08/13	8,250	8,250,000

		15,274,654
Wisconsin — 4.3%
Wisconsin Extendible Series 2013 TECP, 0.20%, 6/03/13	32,760	32,760,000
Wisconsin GO Series 2013 TECP, 0.16%, 5/01/13	31,000	31,000,000
Wisconsin Petroleum Inspection Fee Revenue Series 2013 TECP, 0.19%, 5/01/13	3,500	3,500,000

		67,260,000
Total Investments (Cost $1,575,246,538*) — 99.8%		1,575,246,538
Other Assets Less Liabilities — 0.2%		3,441,821

Net Assets — 100.0%		$1,578,688,359

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	39

Schedule of Investments (concluded)	MuniFund

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,575,246,538	—	$1,575,246,538

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $32,013 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 100.5%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.25%, 5/01/13 (a)	$9,700	$9,700,000
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.22%, 5/07/13 (a)(b)(c)	4,015	4,015,000
Antelope Valley - East Kern Water Agency COP Series 2008A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 5/07/13 (a)	2,500	2,500,000
California Community College Financing Authority RB Series 2012A TRAN, 2.00%, 6/28/13	2,100	2,105,427
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.26%, 5/07/13 (a)(b)(c)	17,055	17,055,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.26%, 5/07/13 (a)(b)(c)	4,000	4,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.22%, 5/07/13 (a)	7,800	7,800,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.30%, 11/26/13 (a)	3,000	3,000,000
California Health Facilities Financing Authority RB SPEARS (Dignity Health Project) Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 5/07/13 (a)(b)(c)	3,000	3,000,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.26%, 5/01/13 (a)(b)	7,600	7,600,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.25%, 5/07/13 (a)	1,200	1,200,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997 VRDN, 0.20%, 5/01/13 (a)	3,300	3,300,000
California Pollution Control Financing Authority RB (Air Product & Chemical Project) Series 1997B VRDN, 0.20%, 5/01/13 (a)	11,700	11,700,000
California RB PUTTERS Series 2012A-1-4265 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 5/01/13 (a)(b)(c)	8,580	8,580,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	6,500	6,511,176
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	1,500	1,504,238
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	3,700	3,727,204
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	100	100,693
California State University RB Series 2005C MB, 5.00%, 11/01/13	575	588,551
California Statewide Communities Development Authority COP (Covenant Retirement Communities Project) Series 1992 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 5/07/13 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority RB Series 2009 MB, 4.00%, 6/15/13	$1,300	$1,305,986
Contra Costa Water District Series 2013 TECP, 0.19%, 7/10/13	2,400	2,400,000
Davis Joint Unified School District GO Series 2012 TRAN, 1.00%, 5/01/13	2,000	2,000,000
East Bay Municipal Utilities District Series 2013E TECP, 0.19%, 7/10/13	7,200	7,200,000
East Bay Municipal Utilities District Water Authority Series 2013E TECP, 0.18%, 6/11/13	4,500	4,500,000
East Bay Municipal Utility District RB Series 2009A-1 Mandatory Put Bonds, 0.22%, 12/03/13 (a)	1,200	1,200,000
Eastern Municipal Water District RB Series 2013A Mandatory Put Bonds, 0.24%, 12/20/13 (a)	3,500	3,500,000
Elsinore Valley Municipal Water District COP Series 2011A VRDN (Union Bank N.A. LOC), 0.22%, 5/07/13 (a)	5,110	5,110,000
Irvine Unified School District Special Tax RB (Community Facility Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.19%, 5/01/13 (a)	4,900	4,900,000
Los Angeles County Schools Pooled Financing Program RB Series 2013C-3, 2.00%, 12/31/13	500	505,689
Los Angeles County Schools Pooled Financing Program RB Series 2013C-5, 2.00%, 11/29/13	600	606,137
Los Angeles County Schools RB Series 2012B-3 TRAN, 2.00%, 11/29/13	1,200	1,211,237
Los Angeles Municipal Improvement Series 2013A2 TECP (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/25/13	700	700,000
Los Angeles Water & Power RB (Power Systems Project) Series 2002A-7 VRDN (US Bank N.A. SBPA), 0.19%, 5/07/13 (a)	2,200	2,200,000
Los Angeles Water & Power RB Series 2002A-4 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 5/07/13 (a)	2,100	2,100,000
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.22%, 3/24/14 (a)	3,000	3,000,000
Moreno Valley Unified School District GO Series 2013 TRAN, 2.00%, 10/01/13	1,225	1,225,000
Orange County Sanitation District COP Municipal Trust Receipts Floaters Series 2008-2928 VRDN (Credit Suisse SBPA), 0.22%, 5/07/13 (a)(b)(c)	3,100	3,100,000
Oxnard School District GO Series 2013 TRAN, 1.00%, 10/31/13	800	802,909
Panama-Buena Vista Union School District GO Series 2013 TRAN, 1.00%, 10/01/13	1,500	1,504,670
Richmond GO Series 2012A TRAN, 2.00%, 6/28/13	1,700	1,704,586
Sacramento City Unified School District GO Series 2013 TRAN, 1.00%, 9/26/13	6,000	6,017,957
San Diego Public Facilities Financing Authority RB Series 2009B MB, 5.00%, 5/15/14	500	524,355
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 5/07/13 (a)	4,700	4,700,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	41

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 5/07/13 (a)(b)(c)	$545	$545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 5/07/13 (a)(b)(c)	550	550,000
Santa Clara Valley Water District COP Series 2012A MB, 4.00%, 2/01/14	400	411,264
Sierra Joint Community College District GO Series 2012 TRAN, 1.00%, 9/24/13	1,800	1,804,224
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 5/07/13 (a)	2,300	2,300,000

Municipal Bonds	Par (000)	Value
California (concluded)
Southern California Public Power Authority RB (Palo Verde Project) Series 2008A VRDN (Barclays Bank Plc LOC), 0.21%, 5/07/13 (a)	$9,000	$9,000,000
Southern California Public Power Authority RB Series 2009 VRDN (US Bank N.A. LOC), 0.21%, 5/07/13 (a)	2,000	2,000,000
University of California RB Series 2007J ROCS-RR-II-R-12328 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.19%, 5/01/13 (a)(b)(c)	7,000	7,000,000
West Basin Municipal Water District COP Series 2003A MB, 5.00%, 8/01/13	1,000	1,012,103
Total Investments (Cost $186,628,406*) — 100.5%		186,628,406
Liabilities in Excess of Other Assets — (0.5)%		(918,799)

Net Assets — 100.0%		$185,709,607

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$186,628,406	—	$186,628,406

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $1,505 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 100.3%
Arlington Central School District GO Series 2012 BAN, 1.00%, 11/15/13	$305	$305,987
Babylon Union Free School District GO Series 2012 TAN, 0.75%, 6/21/13	1,000	1,000,613
Beekmantown Central School District GO Series 2012 BAN, 1.00%, 7/05/13	1,081	1,082,316
Carmel GO Series 2012A BAN, 0.75%, 10/11/13	700	701,213
Central Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/27/13	700	700,677
Clarkstown GO Series 2010 MB, 4.00%, 5/15/14	100	103,728
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.21%, 5/07/13 (a)	5,800	5,800,000
Dutchess County GO (Highway Improvements Project) Series 2010 MB, 3.00%, 12/01/13	160	162,516
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	2,000	2,001,456
East Syracuse-Minoa Central School District GO Series 2011 MB, 4.00%, 12/15/13	100	102,286
East Williston Union Free School District GO Series 2012 TAN, 1.00%, 6/27/13	1,500	1,501,570
Elwood Union Free School District GO Series 2012 MB, 2.00%, 12/01/13	100	100,961
Erie County Fiscal Stability Authority RB (Sales & State Aid Project) Series 2011B MB, 3.00%, 12/01/13	100	101,561
Evans-Brant Central School District GO Series 2012 BAN, 1.00%, 6/28/13	1,300	1,301,027
Hicksville Union Free School District GO Series 2012 TAN, 1.00%, 6/21/13	700	700,674
Islip GO (Public Improvement Project) Series 2009A MB, 5.00%, 1/15/14	150	154,917
La Grange GO Series 2013B BAN, 1.00%, 3/28/14	1,080	1,085,015
Livonia Central School District GO Series 2012 BAN (State Aid Withholding Insurance), 0.65%, 6/28/13	1,000	1,000,050
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.18%, 5/01/13 (a)	2,800	2,800,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.24%, 5/07/13 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.21%, 5/07/13 (a)	95	95,000
Middletown City School District GO Series 2012 BAN, 1.00%, 9/26/13	2,900	2,907,841
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 5/07/13 (a)	2,210	2,210,000
New York City GO Series 1994B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/13 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.23%, 5/07/13 (a)	$900	$900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.23%, 5/07/13 (a)	2,875	2,875,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.23%, 5/07/13 (a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.25%, 5/07/13 (a)	9,000	9,000,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.25%, 5/07/13 (a)	2,150	2,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. SBPA), 0.24%, 5/07/13 (a)(b)(c)	5,170	5,170,000
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC), 0.18%, 5/01/13 (a)	900	900,000
New York City Housing Development Corp. RB (Balton Project) Series 2009A VRDN (Freddie Mac Credit Support, Freddie Mac Liquidity Facility), 0.24%, 5/07/13 (a)	2,200	2,200,000
New York City Industrial Development Agency RB (Brooklyn Heights Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.24%, 5/07/13 (a)	3,100	3,100,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2005A VRDN (State Street Bank & Trust Co. SBPA), 0.21%, 5/01/13 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.18%, 5/01/13 (a)	3,300	3,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-3 VRDN (Royal Bank of Canada SBPA), 0.21%, 5/07/13 (a)	1,800	1,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.26%, 5/07/13 (a)(b)(c)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.17%, 5/01/13 (a)	2,955	2,955,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.17%, 5/01/13 (a)	2,500	2,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.21%, 5/07/13 (a)	1,600	1,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA), 0.21%, 5/07/13 (a)	700	700,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.22%, 5/07/13 (a)	5,000	5,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	43

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Dormitory Authority RB (General Purpose Project) Series 2011C MB, 4.00%, 3/15/14	$100	$103,222
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.22%, 5/07/13 (a)	3,500	3,500,000
New York Dormitory Authority RB (Senior Communities Inc. Project) Series 2012 VRDN (HSBC Bank USA N.A. LOC), 0.21%, 5/07/13 (a)	400	400,000
New York Dormitory Authority RB (St. University Dormitory Facilities Project) Series 2011A MB, 4.00%, 7/01/13	160	160,992
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.25%, 5/07/13 (a)(b)(c)	9,200	9,200,000
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Facility), 0.24%, 5/07/13 (a)(b)(c)	1,100	1,100,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. SBPA), 0.22%, 5/07/13 (a)(b)(c)	2,000	2,000,000
New York GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.17%, 5/01/13 (a)	5,300	5,300,000
New York Housing Finance Agency RB (160 W. 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 5/07/13 (a)	3,000	3,000,000
New York Housing Finance Agency RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 5/07/13 (a)	300	300,000
New York Housing Finance Agency RB (West 29th Street Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 5/07/13 (a)	2,700	2,700,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.25%, 5/07/13 (a)	2,000	2,000,000
New York State Thruway Authority RB (Highway Improvements Project) Series 2010A MB, 4.00%, 4/01/14	135	139,556
New York State Thruway Authority RB (Local Highway & Bridge Project) Series 2009 MB, 5.00%, 4/01/14	100	104,263
New York State Thruway Authority RB Series 2012A MB, 5.00%, 4/01/14	100	104,251
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2003A-1 MB, 4.00%, 12/15/13	100	102,298
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2008A-1 MB, 5.00%, 12/15/13	100	102,899
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009A-1 MB, 3.00%, 12/15/13	100	101,678

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009B-1 MB, 3.50%, 3/15/14	$100	$102,742
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2011A MB, 5.00%, 3/15/14	100	104,037
New York Thruway Authority RB PUTTERS Series 2005G-3507 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.35%, 5/07/13 (a)(b)(c)	600	600,000
North Syracuse Central School District GO Series 2012 RAN, 1.00%, 6/21/13	1,400	1,400,894
Orchard Park Central School District GO Series 2012A BAN, 1.00%, 12/13/13	1,700	1,707,021
Pleasantville Union Free School District GO Series 2011 MB, 3.00%, 11/01/13	40	40,539
Port Authority of New York & New Jersey RB Series ROC-RR-II-R-14023 VRDN (Citibank N.A. SBPA), 0.23%, 5/07/13 (a)(b)(c)	2,000	2,000,000
Putnam County GO Series 2012 TAN, 1.00%, 10/25/13	750	752,470
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/13 (a)	1,200	1,200,000
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.25%, 5/07/13 (a)(b)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalSTRS LOC), 0.18%, 5/01/13 (a)	900	900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.18%, 5/01/13 (a)	3,800	3,800,000
Triborough Bridge & Tunnel Authority RB Series 2008B1 MB, 5.00%, 11/15/13	340	348,607
Triborough Bridge & Tunnel Authority RB Series 2011A MB, 4.00%, 1/01/14	85	87,077
Valley Central School District of Montgomery GO Series 2013 BAN, 1.00%, 2/20/14	1,250	1,256,636
Washington County GO Series 2012 BAN, 1.25%, 6/14/13	1,050	1,050,881
Webster Township GO Series 2012 BAN, 0.75%, 10/02/13	700	700,909
West Hempstead Union Free School District GO Series 2012 TAN, 1.00%, 6/21/13	800	800,789
Williamsville Central School District GO Series 2004 MB, 5.00%, 6/15/13	100	101,577
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 5/07/13 (a)	6,200	6,200,000
Total Investments (Cost $137,612,746*) — 100.3%		137,612,746
Liabilities in Excess of Other Assets — (0.3)%		(348,944)

Net Assets — 100.0%		$137,263,802

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Schedule of Investments (concluded)	New York Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$137,612,746	—	$137,612,746

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $15,745 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	45

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$271,114,212	$7,408,057,437	$2,037,486,770	$44,634,706,383	$5,687,118,874
Repurchase agreements at value — affiliated[2]	—	23,900,000	—	198,400,000	—
Repurchase agreements at value — unaffiliated[3]	—	5,373,514,000	488,500,000	4,445,000,000	10,014,230,000
Cash	158	48	665,417	818,503	52,294
Interest receivable	33,928	1,965,815	1,744,740	23,692,698	3,149,785
Receivable from Manager	254	—	—	—	—
Investments sold receivable	—	—	64,317,423	—	—
Prepaid expenses	29,935	127,555	95,765	429,685	147,365

Total assets	271,178,487	12,807,564,855	2,592,810,115	49,303,047,269	15,704,698,318

Liabilities
Investments purchased payable	2,998,483	57,857,028	—	—	249,906,667
Professional fees payable	14,096	130,556	33,447	419,483	152,097
Management fees payable	12,615	1,228,452	379,027	6,868,899	1,043,035
Custodian fees payable.	5,351	202,033	59,917	593,376	251,013
Transfer agent fees payable	4,108	138,591	70,767	490,163	173,468
Printing fees payable	2,669	40,879	16,621	142,631	52,209
Income dividends payable	1,736	34,501	116,787	1,665,023	59,040
Officer’s and Trustees’ fees payable	576	13,489	10,430	13,113	28,948
Service and distribution fees payable	—	—	45,644	513,256	—
Capital shares redeemed payable	—	27,095,474	—	—	—
Registration fees payable	—	—	70,883	—	—
Other accrued expenses payable	5,097	18,748	27,857	84,496	46,390

Total liabilities	3,044,731	86,759,751	831,380	10,790,440	251,712,867

Net Assets	$268,133,756	$12,720,805,104	$2,591,978,735	$49,292,256,829	$15,452,985,451

Net Assets Consist of
Paid-in capital	$268,126,426	$12,720,679,270	$2,591,714,051	$49,290,679,170	$15,452,269,554
Undistributed net investment income	612	197	—	18,582	—
Accumulated net realized gain	6,718	125,637	264,684	1,559,077	715,897

Net Assets	$268,133,756	$12,720,805,104	$2,591,978,735	$49,292,256,829	$15,452,985,451

[1] Investments at cost — unaffiliated	$271,114,212	$7,408,057,437	$2,037,486,770	$44,634,706,383	$5,687,118,874
[2] Repurchase agreements at cost — affiliated	—	$23,900,000	—	$198,400,000	—
[3] Repurchase agreements at cost — unaffiliated	—	$5,373,514,000	$488,500,000	$4,445,000,000	$10,014,230,000

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Statements of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$240,516,999	$12,239,101,424	$2,073,453,926	$43,218,416,087	$13,692,110,974

Shares outstanding[4]	240,510,982	12,238,980,611	2,073,242,194	43,217,031,852	13,691,476,655

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$25,997,244	$341,985,050	$518,524,809	$1,806,064,376	$533,801,542

Shares outstanding[4]	25,996,594	341,981,410	518,471,857	1,806,007,290	533,776,812

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	—	$2,650,461	—	$219,400,679	$1,084,904,078

Shares outstanding[4]	—	2,650,434	—	219,393,670	1,084,853,818

Net asset value	—	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	—	$8,725,256	—	$13,160,995	—

Shares outstanding[4]	—	8,725,170	—	13,160,574	—

Net asset value	—	$1.00	—	$1.00	—

Administration
Net assets	$1,619,513	$12,473,861	—	$3,475,935,023	$627,704

Shares outstanding[4]	1,619,472	12,473,737	—	3,475,823,981	627,674

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Select
Net assets	—	$103,500,855	—	$523,355,237	$118,306,976

Shares outstanding[4]	—	103,499,833	—	523,338,518	118,301,495

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$11,469,822	—	$19,193,831	—

Shares outstanding[4]	—	11,469,708	—	19,193,218	—

Net asset value	—	$1.00	—	$1.00	—

Premier
Net assets	—	$898,375	—	$16,730,601	$23,234,177

Shares outstanding[4]	—	898,366	—	16,730,067	23,233,100

Net asset value	—	$1.00	—	$1.00	$1.00

[4]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	47

Statements of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value[1]	$6,304,771,920	$230,458,885	$1,575,246,538	$186,628,406	$137,612,746
Cash	5,116	29,156	32,013	1,505	15,745
Interest receivable	304,323	420,459	3,704,962	348,650	178,523
Receivable from Manager	—	85	—	9	—
Prepaid expenses	60,009	41,927	77,205	23,234	16,172

Total assets	6,305,141,368	230,950,512	1,579,060,718	187,001,804	137,823,186

Liabilities
Investments purchased payable	49,981,333	115,000	—	1,225,000	506,242
Management fees payable	382,702	24,782	201,676	15,052	12,294
Custodian fees payable	66,484	5,800	29,927	6,230	5,593
Professional fees payable	55,090	18,704	29,154	20,601	18,943
Transfer agent fees payable	51,091	7,382	41,946	8,464	3,247
Printing fees payable	17,783	3,574	9,314	3,135	2,764
Income dividends payable	134	12,178	31,341	2,644	2,724
Officer’s and Trustees’ fees payable	—	1,903	5,488	1,133	747
Service and distribution fees payable	—	4,322	13,570	550	2,103
Other accrued expenses payable	19,691	8,208	9,943	9,388	4,727

Total liabilities	50,574,308	201,853	372,359	1,292,197	559,384

Net Assets	$6,254,567,060	$230,748,659	$1,578,688,359	$185,709,607	$137,263,802

Net Assets Consist of
Paid-in capital	$6,254,354,776	$230,738,504	$1,578,674,585	$185,697,087	$137,263,002
Undistributed net investment income	—	10,033	2,403	—	—
Accumulated net realized gain	212,284	122	11,371	12,520	800

Net Assets	$6,254,567,060	$230,748,659	$1,578,688,359	$185,709,607	$137,263,802

[1] Investments at cost	$6,304,771,920	$230,458,885	$1,575,246,538	$186,628,406	$137,612,746

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Statements of Assets and Liabilities (concluded)

April 30, 2013 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value
Institutional
Net assets	$5,883,321,367	$197,657,579	$1,145,938,763	$139,339,203	$93,227,482

Shares outstanding[2]	5,883,121,684	197,607,477	1,145,797,688	139,328,971	93,189,774

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$230,232,045	$33,091,080	$44,622,768	$4,415,819	—

Shares outstanding[2]	230,224,230	33,082,691	44,617,273	4,415,495	—

Net asset value	$1.00	$1.00	$1.00	$1.00	—

Cash Management
Net assets	$19,122,771	—	$1,724,443	—	$22,931,592

Shares outstanding[2]	19,122,122	—	1,724,230	—	22,922,317

Net asset value	$1.00	—	$1.00	—	$1.00

Administration
Net assets	$121,890,877	—	$367,923,820	$2,450,062	$4,009,853

Shares outstanding[2]	121,886,740	—	367,878,524	2,449,883	4,008,231

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Select
Net assets	—	—	$15,791,801	$32,730,238	$16,356,239

Shares outstanding[2]	—	—	15,789,856	32,727,836	16,349,623

Net asset value	—	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$2,000,772	$4,990,107	$511,707

Shares outstanding[2]	—	—	2,000,525	4,989,741	511,500

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	$685,992	$1,784,178	$226,929

Shares outstanding[2]	—	—	685,906	1,784,048	226,837

Net asset value	—	—	$1.00	$1.00	$1.00

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	49

Statements of Operations

Six Months Ended April 30, 2013 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$182,742	$11,811,943	$5,566,109	$74,655,158	$13,686,650
Interest — affiliated	—	21,967	—	96,237	—

Total investment income	182,742	11,833,910	5,566,109	74,751,395	13,686,650

Expenses
Management	352,910	13,289,509	5,176,718	46,441,962	17,654,630
Service and distribution — class specific	48,345	1,010,791	568,524	7,092,526	3,964,205
Registration	17,089	34,515	24,957	38,742	28,921
Professional	16,839	76,033	40,635	235,197	96,097
Transfer agent	8,934	250,308	92,579	936,713	298,199
Custodian	4,575	172,092	51,160	571,075	207,703
Printing	2,715	25,267	10,626	86,365	33,805
Officer and Trustees	2,587	79,456	23,086	294,076	117,427
Miscellaneous	16,222	92,469	49,266	317,386	120,121

Total expenses	470,216	15,030,440	6,037,551	56,014,042	22,521,108
Less management fees waived	(252,555)	(2,819,234)	(2,141,309)	(2,268,560)	(5,512,793)
Less service and distribution fees waived — class specific	(48,345)	(1,007,853)	(318,166)	(4,164,607)	(3,964,172)
Less fees paid indirectly	(71)	(641)	(255)	(2,528)	(288)

Total expenses after fees waived and paid indirectly	169,245	11,202,712	3,577,821	49,578,347	13,043,855

Net investment income	13,497	631,198	1,988,288	25,173,048	642,795

Realized Gain
Net realized gain from Investments	6,719	108,666	225,281	1,221,275	715,463

Net Increase in Net Assets Resulting from Operations	$20,216	$739,864	$2,213,569	$26,394,323	$1,358,258

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Statements of Operations (concluded)

Six Months Ended April 30, 2013 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$3,133,281	$344,805	$1,648,963	$162,256	$127,573

Expenses
Management	6,767,321	481,096	2,756,920	383,354	271,479
Service and distribution — class specific	488,479	77,687	342,445	135,439	127,913
Transfer agent	121,559	12,834	62,939	13,677	6,211
Custodian	71,421	6,223	21,308	4,427	2,981
Professional	43,714	22,234	29,141	25,572	25,477
Officer and Trustees	32,806	3,393	12,665	2,744	2,267
Registration	17,351	25,255	37,915	9,082	7,261
Printing	11,707	3,077	6,472	2,715	2,534
Miscellaneous	49,767	9,993	31,071	7,403	6,087

Total expenses	7,604,125	641,792	3,300,876	584,413	452,210
Less management fees waived	(3,983,036)	(289,892)	(1,474,107)	(300,277)	(208,681)
Less service and distribution fees waived — class specific	(488,479)	(61,298)	(314,602)	(134,330)	(126,086)
Less fees paid indirectly	(230)	(64)	(249)	(90)	(35)

Total expenses after fees waived and paid indirectly	3,132,380	290,538	1,511,918	149,716	117,408

Net investment income	901	54,267	137,045	12,540	10,165

Realized Gain
Net realized gain from investments	212,290	345	14,074	12,520	800

Net Increase in Net Assets Resulting from Operations	$213,191	$54,612	$151,119	$25,060	$10,965

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	51

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$13,497	$18,624	$631,198	$1,218,917
Net realized gain	6,719	8,712	108,666	93,452

Net increase in net assets resulting from operations	20,216	27,336	739,864	1,312,369

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(11,486)	(17,370)[1]	(609,104)	(1,183,276)[1]
Dollar	(1,901)	(1,121)[1]	(16,205)	(25,193)[1]
Cash Management	—	—	(102)	(306)[1]
Cash Reserve	—	—	(130)	(85)[1]
Administration	(81)	(133)[1]	(770)	(1,365)[1]
Select	—	—	(4,267)	(7,118)[1]
Private Client	—	—	(573)	(1,306)[1]
Premier	—	—	(47)	(71)[1]
Net realized gain:
Institutional	(5,617)	(15,264)[1]	(90,121)	(351,428)[1]
Dollar	(1,058)	(1,133)[1]	(2,412)	(12,775)[1]
Cash Management	—	(2)[1]	(17)	(304)[1]
Cash Reserve	—	—	(1)	(43)[1]
Administration	(44)	(103)[1]	(101)	(508)[1]
Select	—	—	(760)	(3,055)[1]
Private Client	—	—	(120)	(621)[1]
Premier	—	—	(9)	(29)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(20,187)	(35,126)	(724,739)	(1,587,483)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	67,477,892	(24,296,837)	556,661,048	(1,111,655,652)

Net Assets
Total increase (decrease) in net assets	67,477,921	(24,304,627)	556,676,173	(1,111,930,766)
Beginning of period	200,655,835	224,960,462	12,164,128,931	13,276,059,697

End of period	$268,133,756	$200,655,835	$12,720,805,104	$12,164,128,931

Undistributed net investment income	$612	$583	$197	$197

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$1,988,288	$5,523,262	$25,173,048	$57,998,473	$642,795	$1,750,546
Net realized gain	225,281	400,347	1,221,275	2,291,549	715,463	342,657

Net increase in net assets resulting from operations	2,213,569	5,923,609	26,394,323	60,290,022	1,358,258	2,093,203

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,965,548)	(5,460,292)[1]	(24,780,243)	(56,725,734)[1]	(581,986)	(1,569,850)[1]
Dollar	(22,740)	(62,861)[1]	(96,534)	(158,253)[1]	(18,686)	(50,570)[1]
Cash Management	—	—	(12,787)	(28,425)[1]	(36,835)	(112,534)[1]
Cash Reserve	—	—	(646)	(1,534)[1]	—	—
Administration	—	(109)[1]	(282,739)	(1,083,093)[1]	(29)	(2,187)[1]
Select	—	—	(92)	(462)[1]	(4,723)	(16,233)[1]
Private Client	—	—	(3)	(12)[1]	—	—
Premier	—	—	(4)	(20)[1]	(536)	(26)[1]
Net realized gain:
Institutional	(357,646)	(359,028)[1]	(2,255,982)	(3,086,009)[1]	(234,374)	(107,131)[1]
Dollar	(42,354)	(55,280)[1]	(92,522)	(119,939)[1]	(6,932)	(3,152)[1]
Cash Management	—	—	(12,911)	(20,210)[1]	(18,481)	(9,508)[1]
Cash Reserve	—	—	(606)	(1,191)[1]	—	—
Administration	—	(199)[1]	(138,316)	(158,467)[1]	(93)	(136)[1]
Select	—	—	(25,228)	(38,190)[1]	(1,452)	(800)[1]
Private Client	—	—	(876)	(998)[1]	—	—
Premier	—	—	(908)	(1,679)[1]	—	(5)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(2,388,288)	(5,937,769)	(27,700,397)	(61,424,216)	(904,127)	(1,872,132)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,582,612,659)	(642,268,508)	883,204,433	1,938,315,847	(4,250,549,606)	5,424,103,129

Net Assets
Total increase (decrease) in net assets	(1,582,787,378)	(642,282,668)	881,898,359	1,937,181,653	(4,250,095,475)	5,424,324,200
Beginning of period	4,174,766,113	4,817,048,781	48,410,358,470	46,473,176,817	19,703,080,926	14,278,756,726

End of period	$2,591,978,735	$4,174,766,113	$49,292,256,829	$48,410,358,470	$15,452,985,451	$19,703,080,926

Undistributed net investment income	—	—	$18,582	$18,582	—	—

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	53

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$901	$1,539	$54,267	$240,490	$137,045	$590,433
Net realized gain	212,290	144,994	345	1,351	14,074	145,332

Net increase in net assets resulting from operations	213,191	146,533	54,612	241,841	151,119	735,765

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(824)	(1,447)[1]	(54,125)	(240,470)[1]	(120,020)	(575,355)[1]
Dollar	(34)	(48)[1]	(142)	(20)[1]	(1,487)	(2,239)[1]
Cash Management	(3)	(4)[1]	—	—	(101)	(32)[1]
Administration	(40)	(40)[1]	—	—	(14,596)	(12,140)[1]
Select	—	—	—	—	(648)	(372)[1]
Private Client	—	—	—	—	(71)	(39)[1]
Premier	—	—	—	—	(25)	(256)[1]
Net realized gain:
Institutional	(108,259)	(200,347)[1]	(1,043)	(1,043)[1]	(109,947)	(3,390)[1]
Dollar	(5,035)	(5,833)[1]	(401)	(288)[1]	(3,795)	(271)[1]
Cash Management	(311)	(435)[1]	—	—	(227)	(3)[1]
Administration	(2,733)	(5,260)[1]	—	—	(31,492)	(823)[1]
Select	—	—	—	—	(2,305)	(34)[1]
Private Client	—	—	—	—	(177)	(4)[1]
Premier	—	—	—	—	(61)	(30)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(117,239)	(213,414)	(55,711)	(241,821)	(284,952)	(594,988)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,011,522,281	85,997,493	(52,879,166)	(116,736,364)	(23,764,137)	(491,722,046)

Net Assets
Total increase (decrease) in net assets	1,011,618,233	85,930,612	(52,880,265)	(116,736,344)	(23,897,970)	(491,581,269)
Beginning of period	5,242,948,827	5,157,018,215	283,628,924	400,365,268	1,602,586,329	2,094,167,598

End of period	$6,254,567,060	$5,242,948,827	$230,748,659	$283,628,924	$1,578,688,359	$1,602,586,329

Undistributed net investment income	—	—	$10,033	$10,033	$2,403	$2,306

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$12,540	$41,087	$10,165	$32,104
Net realized gain	12,520	—	800	—

Net increase in net assets resulting from operations	25,060	41,087	10,965	32,104

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(10,930)	(39,361)[1]	(8,599)	(30,543)[1]
Dollar	(365)	(510)[1]	—	—
Cash Management	—	—	(714)	(356)[1]
Administration	(66)	(79)[1]	(134)	(476)[1]
Select	(935)	(749)[1]	(691)	(655)[1]
Private Client	(176)	(280)[1]	(16)	(53)[1]
Premier	(68)	(108)[1]	(11)	(21)[1]
Net realized gain:
Institutional	—	—	—	(3,342)[1]
Dollar	—	—	—	—
Cash Management	—	—	—	(136)[1]
Cash Reserve	—	—	—	—
Administration	—	—	—	(320)[1]
Select	—	—	—	(262)[1]
Private Client	—	—	—	(17)[1]
Premier	—	—	—	(8)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(12,540)	(41,087)	(10,165)	(36,189)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(7,543,558)	(123,565,563)	9,674,490	(27,644,473)

Net Assets
Total increase (decrease) in net assets	(7,531,038)	(123,565,563)	9,675,290	(27,648,558)
Beginning of period	193,240,645	316,806,208	127,588,512	155,237,070

End of period	$185,709,607	$193,240,645	$137,263,802	$127,588,512

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	55

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0001	0.0043	0.0283
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0003	0.0002	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0004	0.0045	0.0283

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0000)[2]	(0.0001)	(0.0043)	(0.0283)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0001)	(0.0003)	(0.0002)	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0004)	(0.0045)	(0.0283)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.02%	0.01%	0.05%	0.45%	2.86%

Ratios to Average Net Assets
Total expenses	0.31%[5]	0.33%	0.33%	0.32%	0.33%	0.30%

Total expenses after fees waived and paid indirectly	0.13%[5]	0.11%	0.15%	0.18%	0.23%	0.20%

Net investment income	0.01%[5]	0.01%	0.00%	0.01%	0.47%	2.88%

Supplemental Data
Net assets, end of period (000)	$240,517	$188,110	$207,357	$217,013	$374,728	$314,886

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0026	0.0258
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0003	0.0002	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0003	0.0028	0.0258

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0026)	(0.0258)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0001)	(0.0003)	(0.0002)	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0003)	(0.0028)	(0.0258)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.02%	0.01%	0.03%	0.28%	2.61%

Ratios to Average Net Assets
Total expenses	0.56%[5]	0.58%	0.58%	0.57%	0.58%	0.56%

Total expenses after fees waived and paid indirectly	0.13%[5]	0.11%	0.14%	0.19%	0.43%	0.45%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.30%	2.34%

Supplemental Data
Net assets, end of period (000)	$25,997	$10,917	$16,579	$23,316	$19,993	$168,573

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,			Period April 24, 2009[1] to October 31, 2009	Period November 1, 2007 to August 12, 2008[1]
		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [2]	0.0000 [2]	0.0002	0.0232
Net realized gain	0.0000 [2]	0.0001	0.0001	0.0003	0.0002	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0003	0.0004	0.0232

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0232)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)	(0.0002)	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0003)	(0.0004)	(0.0232)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.01%[5]	0.02%	0.01%	0.03%	0.03%[5]	2.34%[5]

Ratios to Average Net Assets
Total expenses	0.41%[6]	0.43%	0.43%	0.42%	0.43%[6]	0.39%[6]

Total expenses after fees waived and paid indirectly	0.13%[6]	0.11%	0.13%	0.21%	0.25%[6]	0.30%[6]

Net investment income	0.01%[6]	0.01%	0.00%	0.00%	0.00%[6]	3.15%[6]

Supplemental Data
Net assets, end of period (000)	$1,620	$1,629	$858	$508	$99	—

[1]	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

[2]	Amount is less than $0.00005 per share.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	57

Financial Highlights	FedFund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0002	0.0006	0.0042	0.0289
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0003	0.0007	0.0042	0.0289

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0002)	(0.0006)	(0.0042)	(0.0289)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0003)	(0.0007)	(0.0042)	(0.0289)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.03%	0.07%	0.42%	2.93%

Ratios to Average Net Assets
Total expenses	0.21%[5]	0.21%	0.21%	0.21%	0.23%	0.22%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.17%	0.17%	0.20%	0.22%	0.20%

Net investment income	0.01%[5]	0.01%	0.02%	0.07%	0.39%	2.74%

Supplemental Data
Net assets, end of period (000)	$12,239,101	$11,698,677	$12,617,763	$13,129,908	$13,937,909	$10,300,496

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0022	0.0264
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0022	0.0264

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0022)	(0.0264)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0022)	(0.0264)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.22%	2.68%

Ratios to Average Net Assets
Total expenses	0.46%[5]	0.46%	0.47%	0.46%	0.48%	0.48%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.17%	0.19%	0.26%	0.43%	0.45%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.23%	2.50%

Supplemental Data
Net assets, end of period (000)	$341,985	$325,447	$494,151	$590,682	$778,298	$1,148,784

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (continued)	FedFund

	Cash Management
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,				Period August 12, 2008[1] to October 31, 2008
		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [2]	0.0001	0.0000 [2]	0.0000 [2]	0.0012	0.0032
Net realized gain	0.0000 [2]	0.0000 [2]	0.0001	0.0001	0.0000 [2]	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0012	0.0032

Dividends and distributions from:
Net investment income	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0012)	(0.0032)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0012)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.01%[5]	0.01%	0.01%	0.01%	0.12%	0.32%[5]

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.72%	0.71%	0.73%	0.72%[6]

Total expenses after fees waived and paid indirectly	0.17%[6]	0.16%	0.19%	0.26%	0.51%	0.69%[6]

Net investment income	0.01%[6]	0.01%	0.00%	0.00%	0.12%	1.45%[6]

Supplemental Data
Net assets, end of period (000)	$2,650	$2,350	$11,720	$13,630	$26,633	$25,057

	Cash Reserve
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [2]	0.0001	0.0000 [2]	0.0000 [2]	0.0016	0.0250
Net realized gain	0.0000 [2]	0.0000 [2]	0.0001	0.0001	0.0000 [2]	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0016	0.0250

Dividends and distributions from:
Net investment income	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0016)	(0.0250)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0016)	(0.0250)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.01%[5]	0.01%	0.01%	0.01%	0.16%	2.52%

Ratios to Average Net Assets
Total expenses	0.61%[6]	0.61%	0.62%	0.61%	0.63%	0.63%

Total expenses after fees waived and paid indirectly	0.16%[6]	0.17%	0.20%	0.26%	0.48%	0.60%

Net investment income	0.01%[6]	0.01%	0.00%	0.00%	0.16%	2.18%

Supplemental Data
Net assets, end of period (000)	$8,725	$208	$1,693	$2,244	$4,046	$4,336

[1]	Commencement of operations.

[2]	Amount is less than $0.00005 per share.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	59

Financial Highlights (continued)	FedFund

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0032	0.0280
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0032	0.0280

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0032)	(0.0280)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0280)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.32%	2.83%

Ratios to Average Net Assets
Total expenses	0.31%[5]	0.31%	0.32%	0.31%	0.33%	0.32%

Total expenses after fees waived and paid indirectly	0.16%[5]	0.17%	0.20%	0.26%	0.32%	0.30%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.34%	2.51%

Supplemental Data
Net assets, end of period (000)	$12,474	$18,664	$17,543	$47,616	$111,129	$134,241

	Select
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0007	0.0209
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0007	0.0209

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0007)	(0.0209)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0007)	(0.0209)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.07%	2.11%

Ratios to Average Net Assets
Total expenses	1.06%[5]	1.06%	1.07%	1.06%	1.08%	1.07%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.17%	0.19%	0.26%	0.56%	1.00%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.06%	2.03%

Supplemental Data
Net assets, end of period (000)	$103,501	$100,792	$107,781	$130,268	$181,556	$166,590

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (concluded)	FedFund

	Private Client
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0013	0.0241
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0013	0.0241

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0013)	(0.0241)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0241)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.13%	2.44%

Ratios to Average Net Assets
Total expenses	1.06%[5]	1.06%	1.07%	1.06%	1.08%	1.07%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.17%	0.19%	0.26%	0.55%	0.68%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.18%	2.59%

Supplemental Data
Net assets, end of period (000)	$11,470	$16,948	$24,454	$25,918	$41,179	$102,147

	Premier
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0013	0.0241
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0013	0.0241

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0013)	(0.0241)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0241)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.13%	2.44%

Ratios to Average Net Assets
Total expenses	0.81%[5]	0.81%	0.82%	0.81%	0.83%	0.82%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.17%	0.20%	0.26%	0.53%	0.68%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.11%	2.47%

Supplemental Data
Net assets, end of period (000)	$898	$1,042	$953	$8,256	$86,563	$91,990

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	61

Financial Highlights	TempCash

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0015	0.0013	0.0019	0.0090	0.0336
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0007	0.0016	0.0014	0.0019	0.0090	0.0336

Dividends and distributions from:
Net investment income	(0.0007)	(0.0015)	(0.0013)	(0.0019)	(0.0090)	(0.0336)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0007)	(0.0016)	(0.0014)	(0.0019)	(0.0090)	(0.0336)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.07%[4]	0.16%	0.14%	0.19%	0.90%	3.42%

Ratios to Average Net Assets
Total expenses	0.30%[5]	0.28%	0.24%	0.25%	0.27%	0.22%

Total expenses after fees waived and paid indirectly	0.18%[5]	0.18%	0.18%	0.18%	0.21%	0.18%

Net investment income	0.12%[5]	0.15%	0.14%	0.19%	0.85%	3.46%

Supplemental Data
Net assets, end of period (000)	$2,073,454	$3,622,878	$4,139,893	$7,833,532	$6,992,221	$6,073,793

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0065	0.0313
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0000	0.0065	0.0313

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0065)	(0.0313)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0065)	(0.0313)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.02%[4]	0.02%	0.01%	0.00%	0.65%	3.16%

Ratios to Average Net Assets
Total expenses	0.55%[5]	0.53%	0.50%	0.50%	0.52%	0.48%

Total expenses after fees waived and paid indirectly	0.29%[5]	0.32%	0.31%	0.36%	0.46%	0.44%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.67%	3.07%

Supplemental Data
Net assets, end of period (000)	$518,525	$551,888	$677,156	$680,296	$879,332	$1,011,158

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights	TempFund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0013	0.0012	0.0016	0.0086	0.0338
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0006	0.0014	0.0012	0.0016	0.0086	0.0338

Dividends and distributions from:
Net investment income	(0.0006)	(0.0013)	(0.0012)	(0.0016)	(0.0086)	(0.0338)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0006)	(0.0014)	(0.0012)	(0.0016)	(0.0086)	(0.0338)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.06%[4]	0.14%	0.12%	0.16%	0.87%	3.43%

Ratios to Average Net Assets
Total expenses	0.19%[5]	0.19%	0.19%	0.19%	0.21%	0.19%

Total expenses after fees waived and paid indirectly	0.18%[5]	0.18%	0.18%	0.18%	0.21%	0.18%

Net investment income	0.11%[5]	0.14%	0.12%	0.16%	0.83%	3.33%

Supplemental Data
Net assets, end of period (000)	$43,218,416	$43,032,035	$41,826,560	$64,366,170	$58,792,099	$43,874,587

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0062	0.0313
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0000	0.0062	0.0313

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]	(0.0062)	(0.0313)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0062)	(0.0313)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.02%	0.01%	0.00%	0.62%	3.18%

Ratios to Average Net Assets
Total expenses	0.44%[5]	0.44%	0.44%	0.44%	0.46%	0.44%

Total expenses after fees waived and paid indirectly	0.28%[5]	0.31%	0.30%	0.34%	0.45%	0.43%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.68%	3.14%

Supplemental Data
Net assets, end of period (000)	$1,806,064	$1,941,890	$1,787,059	$1,820,807	$3,788,512	$6,546,254

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	63

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0045	0.0288
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0000	0.0045	0.0288

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]	(0.0045)	(0.0288)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0045)	(0.0288)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.02%	0.01%	0.00%	0.45%	2.92%

Ratios to Average Net Assets
Total expenses	0.69%[5]	0.69%	0.69%	0.69%	0.71%	0.69%

Total expenses after fees waived and paid indirectly	0.28%[5]	0.31%	0.28%	0.35%	0.62%	0.68%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.48%	2.77%

Supplemental Data
Net assets, end of period (000)	$219,401	$300,910	$270,280	$613,283	$835,930	$1,155,402

	Cash Reserve
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0051	0.0298
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0000	0.0051	0.0298

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]	(0.0051)	(0.0298)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0051)	(0.0298)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.02%	0.01%	0.00%	0.51%	3.02%

Ratios to Average Net Assets
Total expenses	0.59%[5]	0.59%	0.59%	0.59%	0.61%	0.59%

Total expenses after fees waived and paid indirectly	0.28%[5]	0.30%	0.31%	0.34%	0.54%	0.58%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.45%	3.09%

Supplemental Data
Net assets, end of period (000)	$13,161	$13,130	$16,695	$33,627	$16,312	$10,398

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0004	0.0003	0.0006	0.0076	0.0328
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0005	0.0003	0.0006	0.0076	0.0328

Dividends and distributions from:
Net investment income	(0.0001)	(0.0004)	(0.0003)	(0.0006)	(0.0076)	(0.0328)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0001)	(0.0005)	(0.0003)	(0.0006)	(0.0076)	(0.0328)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.06%	0.04%	0.06%	0.76%	3.33%

Ratios to Average Net Assets
Total expenses	0.28%[5]	0.29%	0.29%	0.29%	0.31%	0.29%

Total expenses after fees waived and paid indirectly	0.27%[5]	0.27%	0.27%	0.28%	0.31%	0.28%

Net investment income	0.02%[5]	0.05%	0.03%	0.06%	0.75%	3.25%

Supplemental Data
Net assets, end of period (000)	$3,475,935	$2,548,103	$1,953,551	$1,681,583	$2,007,285	$2,079,257

	Select
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0031	0.0256
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0031	0.0256

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0031)	(0.0256)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0031)	(0.0256)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.00%	0.00%	0.31%	2.59%

Ratios to Average Net Assets
Total expenses	1.04%[5]	1.04%	1.04%	1.04%	1.06%	1.04%

Total expenses after fees waived and paid indirectly	0.29%[5]	0.32%	0.30%	0.34%	0.77%	1.00%

Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.32%	2.56%

Supplemental Data
Net assets, end of period (000)	$523,355	$536,971	$586,363	$563,559	$829,031	$922,457

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	65

Financial Highlights (concluded)	TempFund

	Private Client
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0045	0.0288
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0045	0.0288

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0045)	(0.0288)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0045)	(0.0288)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.00%	0.00%	0.45%	2.92%

Ratios to Average Net Assets
Total expenses	1.04%[5]	1.04%	1.04%	1.04%	1.07%	1.04%

Total expenses after fees waived and paid indirectly	0.29%[5]	0.32%	0.30%	0.34%	0.66%	0.68%

Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.65%	3.03%

Supplemental Data
Net assets, end of period (000)	$19,194	$19,248	$12,658	$19,942	$30,502	$148,322

	Premier
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0045	0.0288
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0045	0.0288

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0045)	(0.0288)
Net realized gain	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0045)	(0.0288)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.00%	0.00%	0.45%	2.92%

Ratios to Average Net Assets
Total expenses	0.79%[5]	0.79%	0.79%	0.79%	0.81%	0.79%

Total expenses after fees waived and paid indirectly	0.29%[5]	0.31%	0.31%	0.32%	0.64%	0.68%

Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.50%	2.99%

Supplemental Data
Net assets, end of period (000)	$16,731	$18,072	$20,011	$42,558	$220,876	$338,821

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights	T-Fund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0012	0.0224
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0002	0.0013	0.0224

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0012)	(0.0224)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0002)	(0.0013)	(0.0224)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.02%	0.13%	2.26%

Ratios to Average Net Assets
Total expenses	0.21%[5]	0.20%	0.22%	0.22%	0.25%	0.22%

Total expenses after fees waived and paid indirectly	0.14%[5]	0.12%	0.11%	0.18%	0.23%	0.21%

Net investment income	0.01%[5]	0.01%	0.01%	0.02%	0.17%	2.01%

Supplemental Data
Net assets, end of period (000)	$13,692,111	$17,649,086	$12,586,527	$5,571,099	$5,753,138	$18,422,915

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0002	0.0199
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0003	0.0199

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	(0.0002)	(0.0199)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0003)	(0.0199)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.03%	2.00%

Ratios to Average Net Assets
Total expenses	0.46%[5]	0.45%	0.47%	0.47%	0.50%	0.47%

Total expenses after fees waived and paid indirectly	0.14%[5]	0.12%	0.12%	0.20%	0.36%	0.45%

Net investment income	0.01%[5]	0.01%	0.01%	0.00%	0.04%	2.13%

Supplemental Data
Net assets, end of period (000)	$533,802	$479,912	$497,029	$406,682	$339,493	$973,576

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	67

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0174
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0002	0.0174

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	(0.0001)	(0.0174)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0174)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.02%	1.75%

Ratios to Average Net Assets
Total expenses	0.71%[5]	0.70%	0.72%	0.72%	0.74%	0.72%

Total expenses after fees waived and paid indirectly	0.15%[5]	0.12%	0.13%	0.20%	0.34%	0.70%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.01%	1.78%

Supplemental Data
Net assets, end of period (000)	$1,084,904	$1,454,450	$1,030,126	$254,091	$470,609	$543,153

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0005	0.0214
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0006	0.0214

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	(0.0005)	(0.0214)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0006)	(0.0214)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.01%	0.01%	0.01%	0.06%	2.16%

Ratios to Average Net Assets
Total expenses	0.30%[5]	0.30%	0.32%	0.32%	0.34%	0.31%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.12%	0.13%	0.20%	0.29%	0.29%

Net investment income	0.00%[5]	0.01%	0.01%	0.01%	0.06%	2.30%

Supplemental Data
Net assets, end of period (000)	$628	$16,431	$32,718	$35,370	$38,571	$44,215

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (concluded)	T-Fund

	Select
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,				Period February 28, 2008[1] to October 31, 2008
		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [2]	0.0001	0.0001	0.0000 [2]	0.0003	0.0061
Net realized gain	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0001	0.0001	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0004	0.0061

Dividends and distributions from:
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0003)	(0.0061)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.01%[5]	0.01%	0.01%	0.01%	0.04%	0.61%[5]

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.05%	1.07%	1.07%	1.10%	1.07%[6]

Total expenses after fees waived and paid indirectly	0.14%[6]	0.12%	0.13%	0.19%	0.32%	0.91%[6]

Net investment income	0.01%[6]	0.01%	0.00%	0.00%	0.03%	0.66%[6]

Supplemental Data
Net assets, end of period (000)	$118,307	$103,189	$132,339	$261,679	$233,098	$218,773

	Premier
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [2]	0.0001	0.0001	0.0000 [2]	0.0003	0.0176
Net realized gain	—	0.0000 [2]	0.0000 [2]	0.0001	0.0001	—

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0004	0.0176

Dividends and distributions from:
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0003)	(0.0176)
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0004)	(0.0176)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.01%[5]	0.01%	0.01%	0.01%	0.04%	1.77%

Ratios to Average Net Assets
Total expenses	0.81%[6]	0.80%	0.82%	0.82%	0.85%	0.82%

Total expenses after fees waived and paid indirectly	0.13%[6]	0.13%	0.07%	0.18%	0.33%	0.68%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.05%	1.43%

Supplemental Data
Net assets, end of period (000)	$23,234	$13	$17	$684	$104,295	$189,222

[1]	Commencement of operations.

[2]	Amount is less than $0.00005 per share.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	69

Financial Highlights	Treasury Trust Fund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009	0.0199
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0011	0.0199

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0009)	(0.0199)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0002)	(0.0000)[2]

Total dividends and distributions:	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0011)	(0.0199)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.00%	0.00%	0.01%	0.11%	2.01%

Ratios to Average Net Assets
Total expenses	0.22%[5]	0.23%	0.24%	0.25%	0.26%	0.24%

Total expenses after fees waived and paid indirectly	0.10%[5]	0.07%	0.09%	0.13%	0.23%	0.20%

Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.13%	1.73%

Supplemental Data
Net assets, end of period (000)	$5,883,321	$4,901,611	$4,836,239	$2,879,900	$4,229,992	$6,669,302

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0174
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0005	0.0174

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0003)	(0.0174)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0002)	(0.0000)[2]

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0005)	(0.0174)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.00%	0.00%	0.01%	0.05%	1.75%

Ratios to Average Net Assets
Total expenses	0.47%[5]	0.48%	0.49%	0.50%	0.51%	0.49%

Total expenses after fees waived and paid indirectly	0.10%[5]	0.08%	0.10%	0.14%	0.36%	0.45%

Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.08%	1.39%

Supplemental Data
Net assets, end of period (000)	$230,232	$198,062	$160,529	$220,837	$107,483	$632,855

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0149
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0003	0.0149

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0149)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0002)	(0.0000)[2]

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0003)	(0.0149)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.00%	0.00%	0.01%	0.03%	1.50%

Ratios to Average Net Assets
Total expenses	0.72%[5]	0.73%	0.74%	0.75%	0.76%	0.73%

Total expenses after fees waived and paid indirectly	0.10%[5]	0.07%	0.10%	0.14%	0.35%	0.70%

Net investment income	0.00%[5]	0.00%	0.00%	0.01%	0.01%	0

Supplemental Data
Net assets, end of period (000)	$19,123	$15,122	$7,792	$33,187	$42,613	$109,531

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005	0.0189
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0007	0.0189

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0005)	(0.0189)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0002)	(0.0000)[2]

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0007)	(0.0189)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.00%	0.00%	0.01%	0.08%	1.90%

Ratios to Average Net Assets
Total expenses	0.32%[5]	0.33%	0.34%	0.35%	0.36%	0.34%

Total expenses after fees waived and paid indirectly	0.10%[5]	0.07%	0.08%	0.14%	0.27%	0.30%

Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.08%	1.79%

Supplemental Data
Net assets, end of period (000)	$121,891	$128,154	$152,459	$112,779	$137,760	$234,311

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	71

Financial Highlights	MuniCash

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0009	0.0012	0.0018	0.0076	0.0266
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0009	0.0012	0.0018	0.0076	0.0266

Dividends and distributions from:
Net investment income	(0.0003)	(0.0009)	(0.0012)	(0.0018)	(0.0076)	(0.0266)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	—	—	—

Total dividends and distributions	(0.0003)	(0.0009)	(0.0012)	(0.0018)	(0.0076)	(0.0266)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.03%[4]	0.09%	0.12%	0.18%	0.76%	2.68%

Ratios to Average Net Assets
Total expenses	0.41%[5]	0.40%	0.38%	0.37%	0.42%	0.38%

Total expenses after fees waived and paid indirectly	0.20%[5]	0.20%	0.20%	0.20%	0.24%	0.17%

Net investment income	0.05%[5]	0.09%	0.13%	0.18%	0.70%	2.72%

Supplemental Data
Net assets, end of period (000)	$197,658	$233,569	$324,027	$736,547	$881,869	$459,835

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0051	0.0241
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—	—

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0051	0.0241

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0051)	(0.0241)
Net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	—	—	—

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0051)	(0.0241)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.00%	0.00%	0.00%	0.51%	2.42%

Ratios to Average Net Assets
Total expenses	0.66%[5]	0.65%	0.63%	0.62%	0.67%	0.63%

Total expenses after fees waived and paid indirectly	0.25%[5]	0.29%	0.32%	0.38%	0.49%	0.42%

Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.46%	2.37%

Supplemental Data
Net assets, end of period (000)	$33,091	$50,060	$76,338	$86,389	$134,668	$89,851

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights	MuniFund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0004	0.0009	0.0013	0.0063	0.0254
Net realized gain	0.0001	0.0000 [1]	—	—	—	—

Net increase from investment operations	0.0002	0.0004	0.0009	0.0013	0.0063	0.0254

Dividends and distributions from:
Net investment income	(0.0001)	(0.0004)	(0.0009)	(0.0013)	(0.0063)	(0.0254)
Net realized gain	(0.0001)	(0.0000)[2]	—	—	—	—

Total dividends and distributions	(0.0002)	(0.0004)	(0.0009)	(0.0013)	(0.0063)	(0.0254)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.02%[4]	0.04%	0.09%	0.14%	0.63%	2.56%

Ratios to Average Net Assets
Total expenses	0.35%[5]	0.34%	0.31%	0.28%	0.30%	0.29%

Total expenses after fees waived and paid indirectly	0.18%[5]	0.19%	0.19%	0.20%	0.23%	0.20%

Net investment income	0.02%[5]	0.04%	0.09%	0.13%	0.57%	2.46%

Supplemental Data
Net assets, end of period (000)	$1,145,939	$1,212,494	$1,479,126	$2,584,701	$4,233,114	$2,834,406

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0039	0.0229
Net realized gain	0.0001	0.0000 [1]	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0039	0.0229

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0039)	(0.0229)
Net realized gain	(0.0001)	(0.0000)[2]	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0039)	(0.0229)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.00%	0.00%	0.00%	0.39%	2.30%

Ratios to Average Net Assets
Total expenses	0.60%[5]	0.59%	0.56%	0.53%	0.55%	0.54%

Total expenses after fees waived and paid indirectly	0.19%[5]	0.23%	0.28%	0.33%	0.47%	0.45%

Net investment income	0.01%[5]	0.00%	0.00%	0.00%	0.38%	2.21%

Supplemental Data
Net assets, end of period (000)	$44,623	$64,251	$134,835	$103,206	$188,188	$135,168

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	73

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0022	0.0204
Net realized gain	0.0001	0.0000 [1]	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0022	0.0204

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0022)	(0.0204)
Net realized gain	(0.0001)	(0.0000)[2]	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0022)	(0.0204)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.00%	0.00%	0.00%	0.22%	2.05%

Ratios to Average Net Assets
Total expenses	0.85%[5]	0.84%	0.81%	0.78%	0.81%	0.79%

Total expenses after fees waived and paid indirectly	0.19%[5]	0.23%	0.30%	0.33%	0.66%	0.70%

Net investment income	0.01%[5]	0.00%	0.00%	0.00%	0.26%	1.92%

Supplemental Data
Net assets, end of period (000)	$1,724	$1,287	$1,384	$22,811	$75,347	$132,115

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0002	0.0004	0.0053	0.0244
Net realized gain	0.0001	0.0000 [1]	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0002	0.0004	0.0053	0.0244

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0002)	(0.0004)	(0.0053)	(0.0244)
Net realized gain	(0.0001)	(0.0000)[2]	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0002)	(0.0004)	(0.0053)	(0.0244)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.00%	0.02%	0.03%	0.53%	2.46%

Ratios to Average Net Assets
Total expenses	0.45%[5]	0.44%	0.41%	0.38%	0.40%	0.39%

Total expenses after fees waived and paid indirectly	0.19%[5]	0.22%	0.27%	0.30%	0.33%	0.30%

Net investment income	0.01%[5]	0.00%	0.02%	0.04%	0.49%	2.35%

Supplemental Data
Net assets, end of period (000)	$367,924	$306,763	$442,810	$481,305	$777,416	$557,300

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (continued)	MuniFund

	Select
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009	0.0173
Net realized gain	0.0001	0.0000 [1]	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0009	0.0173

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0009)	(0.0173)
Net realized gain	(0.0001)	(0.0000)[2]	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0009)	(0.0173)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.00%	0.00%	0.00%	0.09%	1.74%

Ratios to Average Net Assets
Total expenses	1.20%[5]	1.19%	1.16%	1.13%	1.15%	1.14%

Total expenses after fees waived and paid indirectly	0.19%[5]	0.23%	0.28%	0.33%	0.77%	1.00%

Net investment income	0.01%[5]	0.00%	0.00%	0.00%	0.07%	1.70%

Supplemental Data
Net assets, end of period (000)	$15,792	$15,107	$18,857	$19,190	$30,169	$25,432

	Private Client
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0023	0.0206
Net realized gain	0.0001	0.0000 [1]	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0023	0.0206

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0023)	(0.0206)
Net realized gain	(0.0001)	(0.0000)[2]	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0023)	(0.0206)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.00%	0.00%	0.00%	0.23%	2.07%

Ratios to Average Net Assets
Total expenses	1.20%[5]	1.19%	1.16%	1.13%	1.16%	1.14%

Total expenses after fees waived and paid indirectly	0.19%[5]	0.23%	0.29%	0.33%	0.66%	0.68%

Net investment income	0.01%[5]	0.00%	0.00%	0.00%	0.30%	1.95%

Supplemental Data
Net assets, end of period (000)	$2,001	$1,998	$2,130	$4,072	$5,575	$29,315

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	75

Financial Highlights (concluded)	MuniFund

	Premier
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0023	0.0206
Net realized gain	0.0001	0.0000 [1]	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0023	0.0206

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0023)	(0.0206)
Net realized gain	(0.0001)	(0.0000)[2]	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0023)	(0.0206)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.00%	0.00%	0.00%	0.23%	2.07%

Ratios to Average Net Assets
Total expenses	0.95%[5]	0.94%	0.91%	0.88%	0.90%	0.89%

Total expenses after fees waived and paid indirectly	0.19%[5]	0.22%	0.28%	0.33%	0.64%	0.68%

Net investment income	0.01%[5]	0.00%	0.00%	0.00%	0.25%	2.04%

Supplemental Data
Net assets, end of period (000)	$686	$687	$15,026	$7,160	$153,956	$134,994

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights	California Money Fund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0009	0.0016	0.0042	0.0216
Net realized gain	—	—	0.0013	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0002	0.0022	0.0016	0.0042	0.0216

Dividends and distributions from:
Net investment income	(0.0001)	(0.0002)	(0.0009)	(0.0016)	(0.0042)	(0.0216)
Net realized gain	—	—	(0.0013)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0022)	(0.0016)	(0.0042)	(0.0216)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.02%	0.22%	0.16%	0.43%	2.18%

Ratios to Average Net Assets
Total expenses	0.44%[5]	0.43%	0.42%	0.41%	0.44%	0.40%

Total expenses after fees waived and paid indirectly	0.15%[5]	0.18%	0.19%	0.20%	0.24%	0.20%

Net investment income	0.01%[5]	0.02%	0.09%	0.16%	0.44%	2.14%

Supplemental Data
Net assets, end of period (000)	$139,339	$162,188	$284,521	$280,309	$459,650	$669,672

	Dollar
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0020	0.0191
Net realized gain	—	—	0.0013	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0013	0.0000	0.0020	0.0191

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0020)	(0.0191)
Net realized gain	—	—	(0.0013)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0013)	(0.0000)	(0.0020)	(0.0191)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.13%	0.00%	0.20%	1.92%

Ratios to Average Net Assets
Total expenses	0.69%[5]	0.68%	0.67%	0.66%	0.69%	0.65%

Total expenses after fees waived and paid indirectly	0.16%[5]	0.19%	0.29%	0.36%	0.47%	0.45%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.19%	2.25%

Supplemental Data
Net assets, end of period (000)	$4,416	$15,876	$7,631	$15,957	$18,147	$9,421

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	77

Financial Highlights (continued)	California Money Fund

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0003	0.0006	0.0033	0.0206
Net realized gain	—	—	0.0013	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0016	0.0006	0.0033	0.0206

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0003)	(0.0006)	(0.0033)	(0.0206)
Net realized gain	—	—	(0.0013)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0016)	(0.0006)	(0.0033)	(0.0206)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.16%	0.06%	0.33%	2.08%

Ratios to Average Net Assets
Total expenses	0.54%[5]	0.53%	0.52%	0.51%	0.54%	0.50%

Total expenses after fees waived and paid indirectly	0.15%[5]	0.19%	0.26%	0.30%	0.34%	0.30%

Net investment income	0.01%[5]	0.01%	0.04%	0.06%	0.34%	2.20%

Supplemental Data
Net assets, end of period (000)	$2,450	$1,191	$1,322	$2,545	$2,676	$2,418

	Select
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0004	0.0136
Net realized gain	—	—	0.0013	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0013	0.0000	0.0004	0.0136

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0004)	(0.0136)
Net realized gain	—	—	(0.0013)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0013)	(0.0000)	(0.0004)	(0.0136)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.13%	0.00%	0.04%	1.37%

Ratios to Average Net Assets
Total expenses	1.29%[5]	1.28%	1.27%	1.26%	1.29%	1.25%

Total expenses after fees waived and paid indirectly	0.14%[5]	0.19%	0.28%	0.36%	0.62%	1.00%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.04%	1.36%

Supplemental Data
Net assets, end of period (000)	$32,730	$7,600	$16,535	$16,658	$40,601	$43,261

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (concluded)	California Money Fund

	Private Client
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0008	0.0168
Net realized gain	—	—	0.0013	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0013	0.0000	0.0008	0.0168

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0008)	(0.0168)
Net realized gain	—	—	(0.0013)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0013)	(0.0000)	(0.0008)	(0.0168)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.13%	0.00%	0.08%	1.69%

Ratios to Average Net Assets
Total expenses	1.29%[5]	1.28%	1.27%	1.26%	1.29%	1.24%

Total expenses after fees waived and paid indirectly	0.15%[5]	0.19%	0.28%	0.36%	0.61%	0.68%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.11%	1.59%

Supplemental Data
Net assets, end of period (000)	$4,990	$4,601	$5,009	$4,381	$5,403	$24,422

	Premier
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0008	0.0168
Net realized gain	—	—	0.0013	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0013	0.0000	0.0008	0.0168

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0008)	(0.0168)
Net realized gain	—	—	(0.0013)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0013)	(0.0000)	(0.0008)	(0.0168)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.13%	0.00%	0.08%	1.69%

Ratios to Average Net Assets
Total expenses	1.04%[5]	1.03%	1.02%	1.01%	1.04%	1.00%

Total expenses after fees waived and paid indirectly	0.15%[5]	0.19%	0.28%	0.36%	0.63%	0.68%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.08%	1.86%

Supplemental Data
Net assets, end of period (000)	$1,784	$1,786	$1,786	$2,274	$6,093	$13,530

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	79

Financial Highlights	New York Money Fund

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0006	0.0012	0.0044	0.0227
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0002	0.0038	0.0012	0.0044	0.0227

Dividends and distributions from:
Net investment income	(0.0001)	(0.0002)	(0.0006)	(0.0012)	(0.0044)	(0.0227)
Net realized gain	—	(0.0000)[2]	(0.0032)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0038)	(0.0012)	(0.0044)	(0.0227)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%[4]	0.03%	0.37%	0.12%	0.44%	2.28%

Ratios to Average Net Assets
Total expenses	0.45%[5]	0.45%	0.43%	0.41%	0.45%	0.40%

Total expenses after fees waived and paid indirectly	0.16%[5]	0.18%	0.19%	0.20%	0.24%	0.20%

Net investment income	0.02%[5]	0.02%	0.06%	0.11%	0.44%	2.16%

Supplemental Data
Net assets, end of period (000)	$93,227	$106,194	$125,869	$192,928	$361,353	$391,793

	Cash Management
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0010	0.0176
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0032	0.0000	0.0010	0.0176

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0010)	(0.0176)
Net realized gain	—	(0.0000)[2]	(0.0032)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0032)	(0.0000)	(0.0010)	(0.0176)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.32%	0.00%	0.10%	1.77%

Ratios to Average Net Assets
Total expenses	0.95%[5]	0.95%	0.93%	0.91%	0.95%	0.91%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.21%	0.25%	0.31%	0.65%	0.70%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.15%	1.70%

Supplemental Data
Net assets, end of period (000)	$22,932	$5,324	$5,171	$6,750	$6,968	$20,066

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Financial Highlights (continued)	New York Money Fund

	Administration
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0002	0.0034	0.0216
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0032	0.0002	0.0034	0.0216

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0002)	(0.0034)	(0.0216)
Net realized gain	—	(0.0000)[2]	(0.0032)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0032)	(0.0002)	(0.0034)	(0.0216)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.32%	0.03%	0.34%	2.18%

Ratios to Average Net Assets
Total expenses	0.55%[5]	0.55%	0.53%	0.51%	0.55%	0.51%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.19%	0.24%	0.29%	0.34%	0.30%

Net investment income	0.01%[5]	0.01%	0.01%	0.03%	0.36%	2.18%

Supplemental Data
Net assets, end of period (000)	$4,010	$3,315	$11,153	$12,067	$11,997	$15,587

	Select
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0005	0.0146
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0032	0.0000	0.0005	0.0146

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0005)	(0.0146)
Net realized gain	—	(0.0000)[2]	(0.0032)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0032)	(0.0000)	(0.0005)	(0.0146)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.32%	0.00%	0.05%	1.47%

Ratios to Average Net Assets
Total expenses	1.30%[5]	1.30%	1.28%	1.26%	1.30%	1.25%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.20%	0.25%	0.31%	0.65%	1.00%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.06%	1.40%

Supplemental Data
Net assets, end of period (000)	$16,356	$11,812	$10,281	$15,198	$4,512	$6,173

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	81

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0011	0.0178
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0032	0.0000	0.0011	0.0178

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0011)	(0.0178)
Net realized gain	—	(0.0000)[2]	(0.0032)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0032)	(0.0000)	(0.0011)	(0.0178)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.32%	0.00%	0.11%	1.79%

Ratios to Average Net Assets
Total expenses	1.30%[5]	1.30%	1.28%	1.26%	1.30%	1.25%

Total expenses after fees waived and paid indirectly	0.17%[5]	0.20%	0.26%	0.32%	0.60%	0.68%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.14%	0

Supplemental Data
Net assets, end of period (000)	$512	$506	$2,499	$8,648	$6,556	$13,877

	Premier
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0011	0.0178
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0001	0.0032	0.0000	0.0011	0.0178

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)[2]	(0.0000)[2]	(0.0000)[2]	(0.0011)	(0.0178)
Net realized gain	—	(0.0000)[2]	(0.0032)	(0.0000)[2]	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0032)	(0.0000)	(0.0011)	(0.0178)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.00%[4]	0.01%	0.32%	0.00%	0.11%	1.79%

Ratios to Average Net Assets
Total expenses	1.05%[5]	1.05%	1.04%	1.01%	1.05%	1.01%

Total expenses after fees waived and paid indirectly	0.18%[5]	0.20%	0.24%	0.32%	0.58%	0.68%

Net investment income	0.01%[5]	0.01%	0.00%	0.00%	0.11%	2.18%

Supplemental Data
Net assets, end of period (000)	$227	$438	$264	$124	$2,418	$2,387

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively, the “Funds” or individually, a “Fund”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from these estimates. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of April 30, 2013, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: Certain Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended October 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	83

Notes to Financial Statements (continued)

The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into a management agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess
.095% of the next $1 Billion[1]	of $3 Billion[2]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

[1]	Based on the combined average daily net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average daily net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion.

TempFund
Management Fee	.350% of the first $1 Billion.
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion.

The Manager, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2014, unless approved by the Board of Trustees, including a majority of the independent Trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2014 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated (i) by a majority of the independent Trustees of the Trust of by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.

84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Notes to Financial Statements (continued)

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the period ended April 30, 2013, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$47,533	—	—	$812	—	—	—	$48,345
FedFund	$481,240	$6,142	$5,239	$8,969	$444,299	$61,424	$3,478	$1,010,791
TempCash	$568,524	—	—	—	—	—	—	$568,524
TempFund	$2,411,973	$639,100	$25,808	$1,594,129	$2,277,005	$80,512	$63,999	$7,092,526
T-Fund	$640,431	$2,765,562	—	$1,214	$524,814	—	$32,184	$3,964,205
Treasury Trust Fund	$310,414	$50,745	—	$127,320	—	—	—	$488,479
MuniCash	$77,687	—	—	—	—	—	—	$77,687
MuniFund	$52,801	$6,145	—	$195,852	$77,231	$8,380	$2,036	$342,445
California Money Fund	$12,485	—	—	$856	$97,255	$19,533	$5,310	$135,439
New York Money Fund	—	$46,805	—	$1,853	$76,303	$1,943	$1,009	$127,913

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$47,534	—	—	$811	—	—	—	$48,345
FedFund	$479,159	$6,128	$5,238	$8,879	$443,658	$61,322	$3,469	$1,007,853
TempCash	$318,166	—	—	—	—	—	—	$318,166
TempFund	$1,463,641	$512,182	$19,485	$59,334	$1,987,157	$70,276	$52,532	$4,164,607
T-Fund	$640,416	$2,765,546	—	$1,214	$524,813	—	$32,183	$3,964,172
Treasury Trust Fund	$310,414	$50,745	—	$127,320	—	—	—	$488,479
MuniCash	$61,298	—	—	—	—	—	—	$61,298
MuniFund	$49,871	$6,035	—	$172,353	$76,099	$8,252	$1,992	$314,602
California Money Fund	$12,190	—	—	$805	$96,679	$19,397	$5,259	$134,330
New York Money Fund	—	$45,923	—	$1,669	$75,584	$1,918	$992	$126,086

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer.

3. Concentration, Market and Credit Risk:

MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risks, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	85

Notes to Financial Statements (continued)

institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the credit worthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

4. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30,	Year Ended October 31,
Federal Trust Fund	2013	2012
Institutional
Shares sold	455,508,569	748,762,419
Shares issued in reinvestment of dividends and distributions	3,056	5,918
Shares redeemed	(403,100,869)	(768,008,715)

Net increase (decrease)	52,410,756	(19,240,378)

Dollar
Shares sold	66,488,308	71,521,612
Shares issued in reinvestment of dividends and distributions	2,076	—
Shares redeemed	(51,413,600)	(77,183,228)

Net increase (decrease)	15,076,784	(5,661,616)

Cash Management
Shares sold	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	(165,830)

Net decrease	—	(165,830)

Administration
Shares sold	539,971	1,409,707
Shares issued in reinvestment of dividends and distributions	125	235
Shares redeemed	(549,744)	(638,955)

Net increase (decrease)	(9,648)	770,987
Total net increase (decrease)	67,477,892	(24,296,837)

	Six Months Ended April 30,	Year Ended October 31,
FedFund	2013	2012
Institutional
Shares sold	50,667,710,548	118,199,932,867
Shares issued in reinvestment of dividends and distributions	447,998	915,673
Shares redeemed	(50,127,748,602)	(119,119,738,585)

Net increase (decrease)	540,409,944	(918,890,045)

Dollar
Shares sold	4,538,907,747	8,041,235,983
Shares issued in reinvestment of dividends and distributions	77	158
Shares redeemed	(4,522,370,690)	(8,209,875,677)

Net increase (decrease)	16,537,134	(168,639,536)

Cash Management
Shares sold	300,108	650,799
Shares redeemed	—	(10,019,588)

Net increase (decrease)	300,108	(9,368,789)

Cash Reserve
Shares sold	11,721,685	5,119,832
Shares issued in reinvestment of dividends and distributions	—	116
Shares redeemed	(3,204,876)	(6,605,063)

Net increase (decrease)	8,516,809	(1,485,115)

Administration
Shares sold	180,758,095	256,828,318
Shares issued in reinvestment of dividends and distributions	62	—
Shares redeemed	(186,948,203)	(255,697,645)

Net increase (decrease)	(6,190,046)	1,130,673

Select
Shares sold	62,080,813	78,096,659
Shares issued in reinvestment of dividends and distributions	5,027	9,662
Shares redeemed	(59,376,915)	(85,091,079)

Net increase (decrease)	2,708,925	(6,984,758)

Private Client
Shares sold	1,592,538	5,992,440
Shares issued in reinvestment of dividends and distributions	695	1,831
Shares redeemed	(7,071,559)	(13,502,729)

Net decrease	(5,478,326)	(7,508,458)

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
FedFund (concluded)	2013	2012
Premier
Shares sold	1,841,679	4,366,310
Shares issued in reinvestment of dividends and distributions	56	96
Shares redeemed	(1,985,235)	(4,276,030)

Net increase (decrease)	(143,500)	90,376
Total net increase (decrease)	556,661,048	(1,111,655,652)

TempCash
Institutional
Shares sold	12,191,396,719	33,205,950,356
Shares issued in reinvestment of dividends and distributions	797,516	1,388,033
Shares redeemed	(13,741,435,052)	(33,724,326,301)

Net decrease	(1,549,240,817)	(516,987,912)

Dollar
Shares sold	668,039,429	2,016,377,327
Shares issued in reinvestment of dividends and distributions	46,114	69,184
Shares redeemed	(701,457,385)	(2,141,727,107)

Net decrease	(33,371,842)	(125,280,596)

Administration
Shares sold	—	6,900,000
Shares issued in reinvestment of dividends and distributions	—	248
Shares redeemed	—	(6,900,248)

Net increase (decrease)	—	—
Total Net Decrease	(1,582,612,659)	(642,268,508)

TempFund
Institutional
Shares sold	313,671,344,990	533,372,315,754
Shares issued in reinvestment of dividends and distributions	11,746,202	24,099,821
Shares redeemed	(313,495,654,819)	(532,189,900,878)

Net increase	187,436,373	1,206,514,697

Dollar
Shares sold	16,042,655,259	29,482,087,400
Shares issued in reinvestment of dividends and distributions	3,056	7,891
Shares redeemed	(16,178,450,596)	(29,327,223,355)

Net increase (decrease)	(135,792,281)	154,871,936

	Six Months Ended April 30,	Year Ended October 31,
TempFund (concluded)	2013	2012
Cash Management
Shares sold	388,746,422	626,789,499
Shares issued in reinvestment of dividends and distributions	22,446	39,916
Shares redeemed	(470,101,563)	(596,194,256)

Net increase (decrease)	(81,332,695)	30,635,159

Cash Reserve
Shares sold	19,203,709	32,531,647
Shares issued in reinvestment of dividends and distributions	684	1,290
Shares redeemed	(19,172,680)	(36,097,617)

Net increase (decrease)	31,713	(3,564,680)

Administration
Shares sold	7,221,088,991	7,579,522,311
Shares issued in reinvestment of dividends and distributions	97,694	249,919
Shares redeemed	(6,293,327,990)	(6,985,185,634)

Net increase	927,858,695	594,586,596

Select
Shares sold	291,200,825	384,619,668
Shares issued in reinvestment of dividends and distributions	25,568	30,524
Shares redeemed	(304,829,533)	(434,029,498)

Net decrease	(13,603,140)	(49,379,306)

Private Client
Shares sold	14,242,417	36,206,537
Shares issued in reinvestment of dividends and distributions	888	810
Shares redeemed	(14,297,006)	(29,617,313)

Net increase (decrease)	(53,701)	6,590,034

Premier
Shares sold	18,857,539	31,564,379
Shares issued in reinvestment of dividends and distributions	920	1,306
Shares redeemed	(20,198,990)	(33,504,274)

Net decrease	(1,340,531)	(1,938,589)
Total net increase	883,204,433	1,938,315,847

T-Fund
Institutional
Shares sold	47,846,699,703	86,699,694,533
Shares issued in reinvestment of dividends and distributions	486,818	1,020,689
Shares redeemed	(51,804,523,267)	(81,638,391,553)

Net increase (decrease)	(3,957,336,746)	5,062,323,669

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	87

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
T-Fund (concluded)	2013	2012
Dollar
Shares sold	551,866,214	1,123,293,354
Shares issued in reinvestment of dividends and distributions	2,206	3,126
Shares redeemed	(498,001,904)	(1,140,413,946)

Net increase (decrease)	53,866,516	(17,117,466)

Cash Management
Shares sold	1,804,067,238	5,811,752,368
Shares issued in reinvestment of dividends and distributions	29,142	79,580
Shares redeemed	(2,173,702,519)	(5,387,496,751)

Net increase (decrease)	(369,606,139)	424,335,197

Administration
Shares sold	321,427	114,031,278
Shares issued in reinvestment of dividends and distributions	107	2,232
Shares redeemed	(16,124,396)	(130,320,971)

Net decrease	(15,802,862)	(16,287,461)

Select
Shares sold	92,211,859	625,811,586
Shares issued in reinvestment of dividends and distributions	6,171	17,042
Shares redeemed	(77,108,367)	(654,975,884)

Net increase (decrease)	15,109,663	(29,147,256)

Premier
Shares sold	30,066,280	15,708,132
Shares issued in reinvestment of dividends and distributions	531	33
Shares redeemed	(6,846,849)	(15,711,719)

Net increase (decrease)	23,219,962	(3,554)
Total Net Increase (Decrease)	(4,250,549,606)	5,424,103,129

Treasury Trust Fund
Institutional
Shares sold	11,476,556,699	17,616,375,765
Shares issued in reinvestment of dividends and distributions	33,211	78,337
Shares redeemed	(10,494,985,235)	(17,551,054,472)

Net increase	981,604,675	65,399,630

Dollar
Shares sold	751,804,068	1,137,977,101
Shares issued in reinvestment of dividends and distributions	287	1,434
Shares redeemed	(719,625,506)	(1,100,429,801)

Net increase	32,178,849	37,548,734

	Six Months Ended April 30,	Year Ended October 31,
Treasury Trust Fund (concluded)	2013	2012
Cash Management
Shares sold	54,445,455	80,952,747
Shares redeemed	(50,444,796)	(73,610,294)

Net increase	4,000,659	7,342,453

Administration
Shares sold	474,835,458	119,171,488
Shares issued in reinvestment of dividends and distributions	31	63
Shares redeemed	(481,097,391)	(143,464,875)

Net decrease	(6,261,902)	(24,293,324)
Total Net Increase	1,011,522,281	85,997,493

MuniCash
Institutional
Shares sold	445,861,763	1,933,234,985
Shares issued in reinvestment of dividends and distributions	3,712	28,549
Shares redeemed	(481,797,972)	(2,023,721,770)

Net decrease	(35,932,497)	(90,458,236)

Dollar
Shares sold	106,602,356	41,041,545
Shares issued in reinvestment of dividends and distributions	502	280
Shares redeemed	(123,549,527)	(67,319,953)

Net decrease	(16,946,669)	(26,278,128)

Cash Reserve
Shares sold	—	314,968
Shares redeemed	—	(314,968)

Net increase (decrease)	—	—
Total Net Decrease	(52,879,166)	(116,736,364)

MuniFund
Institutional
Shares sold	4,167,350,608	8,252,471,295
Shares issued in reinvestment of dividends and distributions	49,546	194,514
Shares redeemed	(4,233,843,668)	(8,519,400,489)

Net decrease	(66,443,514)	(266,734,680)

Dollar
Shares sold	130,529,443	185,270,808
Shares issued in reinvestment of dividends and distributions	14	8
Shares redeemed	(150,165,054)	(255,860,476)

Net decrease	(19,635,597)	(70,589,660)

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
MuniFund (concluded)	2013	2012
Cash Management
Shares sold	11,349,183	10,788,781
Shares issued in reinvestment of dividends and distributions	248	30
Shares redeemed	(10,911,526)	(10,886,218)

Net increase (decrease)	437,905	(97,407)

Administration
Shares sold	851,328,231	1,440,130,197
Shares issued in reinvestment of dividends and distributions	2,999	649
Shares redeemed	(790,142,642)	(1,576,208,704)

Net increase (decrease)	61,188,588	(136,077,858)

Select
Shares sold	23,614,186	28,896,381
Shares issued in reinvestment of dividends and distributions	2,954	373
Shares redeemed	(22,930,895)	(32,647,859)

Net increase (decrease)	686,245	(3,751,105)

Private Client
Shares sold	97,939	251,988
Shares issued in reinvestment of dividends and distributions	248	39
Shares redeemed	(95,632)	(383,569)

Net increase (decrease)	2,555	(131,542)

Premier
Shares sold	10,839	1,339,546
Shares issued in reinvestment of dividends and distributions	86	255
Shares redeemed	(11,244)	(15,679,595)

Net decrease	(319)	(14,339,794)
Total Net Decrease	(23,764,137)	(491,722,046)

California Money Fund
Institutional
Shares sold	320,666,984	1,038,381,648
Shares issued in reinvestment of dividends and distributions	412	6,012
Shares redeemed	(343,525,616)	(1,160,720,293)

Net decrease	(22,858,220)	(122,332,633)

Dollar
Shares sold	14,795,204	48,274,505
Shares issued in reinvestment of dividends and distributions	331	466
Shares redeemed	(26,255,700)	(40,030,492)

Net increase (decrease)	(11,460,165)	8,244,479

	Six Months Ended April 30,	Year Ended October 31,
California Money Fund (concluded)	2013	2012
Cash Management
Shares sold	—	2,456
Shares redeemed	—	(5,245)

Net decrease	—	(2,789)

Administration
Shares sold	2,556,095	2,025,747
Shares redeemed	(1,296,720)	(2,157,249)

Net increase (decrease)	1,259,375	(131,502)

Select
Shares sold	31,296,708	14,680,294
Shares issued in reinvestment of dividends and distributions	935	754
Shares redeemed	(6,169,693)	(23,615,693)

Net increase (decrease)	25,127,950	(8,934,645)

Private Client
Shares sold	2,195,176	4,699,529
Shares issued in reinvestment of dividends and distributions	176	282
Shares redeemed	(1,806,361)	(5,107,940)

Net increase (decrease)	388,991	(408,129)

Premier
Shares sold	1	4,591
Shares issued in reinvestment of dividends and distributions	67	108
Shares redeemed	(1,557)	(5,043)

Net decrease	(1,489)	(344)
Total Net Decrease	(7,543,558)	(123,565,563)

New York Money Fund
Institutional
Shares sold	145,011,463	336,460,426
Shares issued in reinvestment of dividends and distributions	832	4,370
Shares redeemed	(157,968,938)	(356,135,902)

Net decrease	(12,956,643)	(19,671,106)

Cash Management
Shares sold	60,322,408	48,352,253
Shares redeemed	(42,723,268)	(48,199,266)

Net increase	17,599,140	152,987

Administration
Shares sold	9,072,101	10,281,467
Shares redeemed	(8,376,228)	(18,119,182)

Net increase (decrease)	695,873	(7,837,715)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	89

Notes to Financial Statements (concluded)

	Six Months Ended April 30,	Year Ended October 31,
New York Money Fund (continued)	2013	2012
Select
Shares sold	17,186,376	21,404,663
Shares issued in reinvestment of dividends and distributions	690	654
Shares redeemed	(12,646,776)	(19,874,540)

Net increase	4,540,290	1,530,777

Private Client
Shares sold	780,770	438,726
Shares issued in reinvestment of dividends and distributions	12	53
Shares redeemed	(774,294)	(2,432,030)

Net increase (decrease)	6,488	(1,993,251)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

	Six Months Ended April 30,	Year Ended October 31,
New York Money Fund (concluded)	2013	2012
Premier
Shares sold	450,789	564,098
Shares issued in reinvestment of dividends and distributions	11	20
Shares redeemed	(661,458)	(390,283)

Net increase (decrease)	(210,658)	173,835
Total Net Increase (Decrease)	9,674,490	(27,644,473)

90	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Sub-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013	91

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s at website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

92	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-4/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 2, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 2, 2013

3